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[THE RESERVE FUNDS LOGO]

                       THE RESERVE FUND MONEY-MARKET FUNDS

                                   PROSPECTUS
                                AUGUST 11, 2003

The Reserve Fund Trust, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust (the "Trusts"), are registered investment companies, which offer sixteen no-load money market funds in this
Prospectus:

                          -  PRIMARY FUND - CLASS R
                          -  U.S. GOVERNMENT FUND - CLASS R
                          -  U.S. TREASURY FUND - CLASS R
                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R
                          -  CALIFORNIA TAX-EXEMPT FUND
                          -  CONNECTICUT TAX-EXEMPT FUND
                          -  FLORIDA TAX-EXEMPT FUND

                          -  MASSACHUSETTS TAX-EXEMPT FUND


                          -  MICHIGAN TAX-EXEMPT FUND


                          -  NEW JERSEY TAX-EXEMPT FUND


                          -  NEW YORK TAX-EXEMPT FUND


                          -  OHIO TAX-EXEMPT FUND


                          -  PENNSYLVANIA TAX-EXEMPT FUND


                          -  VIRGINIA TAX-EXEMPT FUND


                          -  LOUISIANA MUNICIPAL MONEY-MARKET FUND AND


                          -  MINNESOTA MUNICIPAL MONEY-MARKET FUND
                          (each a "Fund", collectively the "Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------
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                                       2
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TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3
Principal Risks of Investing in the Funds......................................4
Investment Strategies of the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................4
Investment Strategies of the Interstate, State-Specific Tax-Exempt, and
Municipal Money Market Funds...................................................5
Performance....................................................................9
Fees & Expenses of the Funds..................................................14
Fund Management...............................................................14

YOUR ACCOUNT
How to Buy Shares.............................................................16
How to Sell Shares............................................................17

ACCOUNT SERVICES..............................................................19

DIVIDENDS & TAXES.............................................................20

FINANCIAL HIGHLIGHTS..........................................................22

QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5930 (facsimile)
Customerservice@reservefunds.com
or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    The investment objective of each state-specific tax-exempt and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal, state and local income and/or property taxes, if any, for resident holders of the named state as is consistent with preservation of capital and liquidity.

    Achievement of a Fund's objective cannot be assured.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in this Prospectus. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

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ABOUT THE FUNDS

PRINCIPAL RISKS The principal risks of a Fund are those potential occurrences that, in the judgment of the Adviser, have the greatest likelihood of preventing a Fund from attaining its investment objective. The Funds' share prices change daily based on changes in market conditions in response to economic, political and financial developments. The following factors could reduce a Fund's income level and/or share price, and therefore performance of the Fund:

- INTEREST RATES AND YIELD FLUCTUATIONS. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. In addition, as investments mature, the proceeds are reinvested at rates that may be higher or lower than levels previously earned.

- THE FUNDS ARE NOT FDIC-INSURED. The Funds are money-market mutual funds which seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- MONEY-MARKET FUNDS VS. EQUITY AND BOND INVESTMENTS. Because of the low level of risk, over time a money-market fund may produce lower returns than stock or bond investments, which entail higher levels of risk.

    Please see "about the funds" for risks specific to a particular Fund.

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The investment adviser to the Funds (the "Adviser") monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.

PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees ("Trustees"), and instruments fully collateralized by such obligations.

    The Primary Fund will principally invest in obligations of U.S. banking institutions who are members of the Federal Deposit Insurance Corporation ("FDIC") and deposit-type obligations of foreign branches of both U.S. and foreign banks (Eurodollars) located in major industrialized nations in Western Europe and in other countries such as Australia and Canada, which at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its total assets in bank obligations. The Primary Fund may not invest in commercial paper.

U.S. GOVERNMENT FUND. U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the

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                                                                 ABOUT THE FUNDS
U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

ADDITIONAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS. The following factors could reduce a Fund's income level and/or share price:

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions, which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

INVESTMENT STRATEGIES OF THE INTERSTATE, STATE-SPECIFIC TAX-EXEMPT AND MUNICIPAL MONEY-MARKET FUNDS. The Funds seek to maintain a stable $1.00 share price. The Adviser monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as a high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.

    The Funds' principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal, state and city income taxes including federal alternative minimum tax ("AMT"), tax and intangible and personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when the Adviser believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal

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ABOUT THE FUNDS
   obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal AMT. It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of a Fund to AMT; however, the Funds avoid buying AMT paper.

    The State-Specific Municipal Money-Market Funds' principal investment strategies also include investing without limitation in tax-exempt municipal securities subject to the federal AMT.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by revenue of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Funds will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.

    The Funds may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

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                                                                 ABOUT THE FUNDS

ADDITIONAL PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE, STATE-SPECIFIC TAX-EXEMPT AND MUNICIPAL MONEY-MARKET FUNDS.
The following factors could reduce the Funds' income level and/or share price:

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The State-Specific Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state which is currently facing a deficit of $34.6 billion.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the state and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, such as in defense spending, which may have a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

    - Massachusetts Tax-Exempt Fund: Since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 resulted in negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings. A return of persistent, serious financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding Massachusetts municipal obligations.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.

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ABOUT THE FUNDS

    - New Jersey Tax-Exempt Fund: New Jersey has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner, the state's ability to access the debt markets could hinder future operations.

    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.

    - Ohio Tax-Exempt Fund: Ohio's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties, which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the state's economy. Specifically, employment and income levels will be a concern as the state experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.

    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of Minnesota and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the state's unemployment rates.

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                                                                 ABOUT THE FUNDS

PERFORMANCE
The bar charts below show the Funds' annual returns for the share classes offered in this Prospectus for the past ten years or from the first full calendar year since inception, together with the best and worst quarters. Performance information is not presented for the Louisiana and Minnesota Municipal Money-Market Funds because as of the date of this Prospectus, those Funds did not have a full calendar year of performance. The accompanying "Average Annual Total Return as of December 31, 2002" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, past performance is not a prediction of the how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

1993  2.39%
1994  3.49%
1995  5.27%
1996  4.67%
1997  4.87%
1998  4.81%
1999  4.42%
2000  5.70%
2001  3.41%
2002  0.93%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2002 0.17% Total return for period 1/1/03-6/30/03: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.93%                                                   3.85%     4.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

1993  2.30%
1994  3.42%
1995  5.18%
1996  4.60%
1997  4.76%
1998  4.69%
1999  4.22%
2000  5.57%
2001  2.98%
2002  0.71%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2002 0.14% Total return for period 1/1/03-6/30/03: 0.13%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.71%                                                   3.64%     3.84%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

1993  2.19%
1994  3.68%
1995  4.96%
1996  4.53%
1997  4.61%
1998  4.52%
1999  4.02%
2000  5.16%
2001  3.12%
2002  0.72%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2002 0.14% Total return for period 1/1/03-6/30/03: 0.10%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.72%                                                   3.51%     3.75%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

1993  1.73%
1994  2.05%
1995  3.07%
1996  2.61%
1997  2.78%
1998  2.68%
1999  2.39%
2000  3.16%
2001  1.86%
2002  0.54%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 3Q 2002 0.11% Total return for period 1/1/03-6/30/03: 0.08%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.54%                                                   2.13%     2.29%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

1993  1.48%
1994  1.97%
1995  2.96%
1996  2.51%
1997  2.68%
1998  2.48%
1999  2.25%
2000  3.09%
2001  1.74%
2002  0.48%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 3Q 2002 0.10% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.48%                                                   2.01%     2.16%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for California Tax-Exempt Fund

2000  2.59%
2001  1.55%
2002  0.53%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (7/2/99)
0.53%                                                                    1.72%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

1993  1.64%
1994  2.06%
1995  2.85%
1996  2.45%
1997  2.66%
1998  2.50%
1999  2.15%
2000  2.96%
2001  1.68%
2002  0.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 3Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.41%                                                   1.94%     2.14%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

1997  2.66%
1998  2.62%
1999  2.36%
2000  3.21%
2001  1.87%
2002  0.54%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2002 0.12% Total return for period 1/1/03-6/30/03: 0.08%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/24/96)
0.54%                                                   2.12%                      2.23%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

1993  1.83%
1994  2.17%
1995  2.96%
1996  2.57%
1997  2.87%
1998  2.53%
1999  2.20%
2000  3.08%
2001  1.77%
2002  0.47%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.47%                                                   2.01%     2.24%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

1999  2.49%
2000  3.14%
2001  1.61%
2002  0.38%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 1Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (12/14/98)
0.38%                                                                      1.98%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

1995  2.87%
1996  2.41%
1997  2.55%
1998  2.42%
1999  2.16%
2000  3.03%
2001  1.79%
2002  0.46%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
0.46%                                                   1.97%                      2.22%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

1999  2.37%
2000  3.14%
2001  1.64%
2002  0.39%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 1Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (4/1/98)
0.39%                                                                    2.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

1998  2.53%
1999  2.37%
2000  3.29%
2001  1.77%
2002  0.51%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 3Q 2002 0.11% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (9/12/97)
0.51%                                                   2.09%                      2.21%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

2001  1.43%
2002  0.33%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50% Worst Quarter: 1Q 2002 0.05% Total return for period 1/1/03-6/30/03: 0.06%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (3/3/00)
0.33%                                                                    1.67%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)

Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
                                  ----
Total Operating Expenses          1.00%
                                  ====

------------

(*) The Funds will impose a "Small Balance fee" (currently $5 monthly) or, upon written notice, remit to the shareholder the proceeds on those accounts with a monthly average average account balance of less than $1,000 for the past 12 consecutive months and with no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
(**) Comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, as well as sharereholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the Municipal Money-Market Funds, state (blue-sky) and SEC registration fees are also excluded from the comprehensive management fee.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
 $102    $318     $552     $1,225

FUND MANAGEMENT
THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI has provided investment advice to investment companies within the Reserve family of funds. As of July 15 2003, RMCI had over $23 billion in assets under management.

    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. Please see "Fees & Expenses of the Funds" for further details.

                                                                 ABOUT THE FUNDS

    THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. Resrv is an affiliate of RMCI.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except Good Friday, when the Primary, U.S. Government and U.S. Treasury Funds are open. In addition, the Funds will not calculate NAV or accept purchase orders on Columbus Day or Veterans Day when banks are closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

MINIMUM INITIAL INVESTMENT

     REGULAR ACCOUNTS   -    $1,000 with no minimum subsequent investment
     ALL IRA ACCOUNTS   -    $1,000 with $250 minimum subsequent investment

The above minimums may be changed by The Reserve Funds at its discretion.

HOW TO PURCHASE

                    - BY CHECK. (drawn on a U.S. bank). Please mail or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the face of the check and make the check payable to The Reserve Funds.

                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party, such as a financial services agent, other than directly with Reserve, may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

    All initial investments must be accompanied by an Account Application or equivalent information.

  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD-PARTY, FOREIGN AND TRAVELERS
             CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS,
               AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.

                                                                    YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.
    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.
    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.
    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund on each day the Funds are open. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund, and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or by providing the Funds with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with a signature guarantee. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with a signature guarantee. The Funds reserve the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (with signature guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with a signature guarantee.

    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. A signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. When required to submit a signature guarantee, joint account owners need only provide a signature guarantee for one of the account's registered owners.

RESERVATION OF RIGHTS.
The Funds reserve the right to honor requests for redemption by making payment in whole or in part by with marketable securities ("redemption in kind"), without notice, if the amount of such request is large enough to affect Fund operations. Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - liquidate an account without notice and remit the proceeds to the shareholder if an account falls below a minimum amount as determined by the Fund,
    - delay sending out redemption proceeds for up to seven days during emergencies as declared by the SEC, NYSE or Federal Reserve; and
    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, copies of Fund redemption checks, shareholder checks, copies of statements and special research services.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                                                                ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges and VISA Debit Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; or if it contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, if the check is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Debit Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees to obtain a VISA Debit Card or to use Reserve eChecking.

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies. The Funds reserve their rights to change or discontinue the exchange privilege.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for an Individual Retirement Account ("IRA"). Information regarding administration fees and other details is available from the Funds by calling 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.

The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a Fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.

On each day the Funds are open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.

Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes. As to the state-specific municipal money-market funds, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.

To the extent a Fund invests in municipal obligations issued by its respective state or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania Tax-Exempt Fund that are subject to the

                                                               DIVIDENDS & TAXES
Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. governent obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.

BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' 2003 Annual Report, which is available upon request by calling 800-637-1700.

                                                                            CLASS R
                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
PRIMARY FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0065         0.0187         0.0511         0.0492         0.0438
Less dividends from net investment
  income................................       (0.0065)       (0.0187)       (0.0511)       (0.0492)       (0.0438)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.65%          1.90%          5.29%          4.92%          4.38%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $ 6,231.8      $ 6,462.0      $ 6,241.8      $ 4,355.9      $ 3,330.1
Ratio of expenses to average net
  assets................................          1.00%          1.01%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.64%          1.86%          5.11%          4.74%          4.26%

                                                                            CLASS R
                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

U.S. GOVERNMENT FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0050         0.0149         0.0493         0.0471         0.0426
Less dividends from net investment
  income................................       (0.0050)       (0.0149)       (0.0493)       (0.0471)       (0.0426)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.50%          1.50%          5.12%          4.71%          4.26%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   846.7      $   902.3      $   887.1      $   667.7      $   716.2
Ratio of expenses to average net
  assets................................          1.00%          1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.50%          1.44%          4.93%          4.12%          4.16%

                                                            FINANCIAL HIGHLIGHTS


                                                                            CLASS R
                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
U.S. TREASURY FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0047         0.0166         0.0468         0.0443         0.0410
Less dividends from net investment
  income................................       (0.0047)       (0.0166)       (0.0468)       (0.0443)       (0.0410)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.47%          1.68%          4.82%          4.43%          4.10%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   356.2      $   344.3      $   401.2      $   397.2      $   286.7
Ratio of expenses to average net
  assets................................          1.00%          1.00%(c)       1.04%(c)       1.00%(c)       1.00%(c)
Ratio of net investment income to
  average net asset.....................          0.47%          1.61%(c)       4.63%(c)       4.12%(c)       3.76%(c)


                                                                            CLASS R
                                             ----------------------------------------------------------------------
                                                                    FOR YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

INTERSTATE TAX-EXEMPT FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0034         0.0108         0.0289         0.0267         0.0242
Less dividends from net investment
  income................................       (0.0034)       (0.0108)       (0.0289)       (0.0267)       (0.0242)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.34%          1.09%          2.95%          2.67%          2.42%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   280.4      $   295.7      $   296.2      $   271.9      $   292.6
Ratio of expenses to average net
  assets................................          1.00%(d)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.32%(d)       1.08%          2.89%          2.60%          2.38%

FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

NEW YORK TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0034         0.0095         0.0281         0.0258         0.0222
Dividends from net investment income....       (0.0034)       (0.0095)       (0.0281)       (0.0258)       (0.0222)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.34%          0.95%          2.87%          2.58%          2.22%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   228.4      $   234.4      $   281.6      $   228.4      $   186.0
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.33%(c)       0.94%          2.81%          2.55%          2.19%

                                                                                            PERIOD
                                                    FISCAL YEARS ENDED MAY 31,              ENDED
                                             ----------------------------------------      MAY 31,
                                                2003           2002           2001         2000(A)
                                                ----           ----           ----         -------

CALIFORNIA TAX-EXEMPT FUND(g)
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------
Net investment income...................        0.0033         0.0098         0.0236         0.0208
Dividends from net investment income....       (0.0033)       (0.0098)       (0.0236)       (0.0208)
                                             ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========
Total Return............................          0.33%          0.98%          2.42%          2.27%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $   109.0      $   109.3      $   136.2      $    91.4
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.00%          1.00%(b)(c)
Ratio of net investment income to
  average net assets....................          0.31%(c)       1.00%          2.36%          2.27%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

CONNECTICUT TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0025         0.0092         0.0273         0.0248         0.0221
Dividends from net investment income....       (0.0025)       (0.0092)       (0.0273)       (0.0248)       (0.0221)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.25%          0.92%          2.75%          2.48%          2.21%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    36.4      $    41.2      $    40.2      $    51.1      $    55.4
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.23%(c)       0.92%          2.73%          2.42%          2.17%


                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

FLORIDA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0036         0.0105         0.0294         0.0272         0.0237
Dividends from net investment income....       (0.0036)       (0.0105)       (0.0294)       (0.0272)       (0.0237)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.36%          1.05%          2.98%          2.72%          2.37%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    45.9      $    32.1      $    28.9      $    28.9      $    22.6
Ratio of expenses to average net
  assets................................          1.00%(c)       1.00%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.34%(c)       0.99%          2.94%          2.68%          2.30%

FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

MASSACHUSETTS TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0030         0.0099         0.0279         0.0256         0.0220
Dividends from net investment income....       (0.0030)       (0.0099)       (0.0279)       (0.0256)       (0.0220)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.30%          0.99%          2.85%          2.56%          2.20%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    20.8      $    21.0      $    18.8      $    16.1      $    19.9
Ratio of expenses to average net
  assets................................          1.00%(c)       1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.28%(c)       0.99%          2.79%          2.55%          2.17%

                                                                                                           PERIOD
                                                           FISCAL YEARS ENDED MAY 31,                      ENDED
                                             -------------------------------------------------------      MAY 31,
                                                2003           2002           2001           2000         1999(D)
                                                ----           ----           ----           ----         -------

MICHIGAN TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0029         0.0080         0.0276         0.0263         0.0118
Dividends from net investment income....       (0.0029)       (0.0080)       (0.0276)       (0.0263)       (0.0118)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.29%          0.81%          2.83%          2.63%          2.55%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $     7.9      $     8.5      $     4.8      $     2.2      $     1.2
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.00%          1.00%(b)(c)
Ratio of net investment income to
  average net assets....................          0.27%(c)       0.63%(c)       2.76%          2.60%          2.02%(b)(c)

                                                            FINANCIAL HIGHLIGHTS


                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
NEW JERSEY TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0029         0.0101         0.0277         0.0249         0.0223
Dividends from net investment income....       (0.0029)       (0.0101)       (0.0277)       (0.0249)       (0.0223)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.29%          1.01%          2.83%          2.49%          2.23%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    56.0      $    57.5      $    52.9      $    44.4      $    41.3
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.05%          1.00%
Ratio of net investment income to
  average net assets....................          0.25%(c)       0.94%          2.77%          2.46%          2.17%

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

OHIO TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0030         0.0082         0.0281         0.0256         0.0236
Dividends from net investment income....       (0.0030)       (0.0082)       (0.0281)       (0.0256)       (0.0236)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.30%          0.83%          2.88%          2.56%          2.36%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    10.4      $     5.7      $     8.1      $     8.9      $     1.2
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.00%          1.00%(c)
Ratio of net investment income to
  average net assets....................          0.28%(c)       0.81%(c)       2.81%          2.95%          2.16%(c)

FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

PENNSYLVANIA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0036         0.0097         0.0287         0.0276         0.0234
Dividends from net investment income....       (0.0036)       (0.0097)       (0.0287)       (0.0276)       (0.0234)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.36%          0.97%          2.97%          2.76%          2.34%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    40.6      $    51.5      $    34.1      $    21.1      $    16.9
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.34%(c)       0.89%          2.87%          2.73%          2.28%

                                                                                            PERIOD
                                                    FISCAL YEARS ENDED MAY 31,              ENDED
                                             ----------------------------------------      MAY 31,
                                                2003           2002           2001         2000(E)
                                                ----           ----           ----         -------

VIRGINIA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------
Net investment income...................        0.0025         0.0069         0.0253         0.0075
Dividends from net investment income....       (0.0025)       (0.0069)       (0.0253)       (0.0075)
                                             ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========
Total Return............................          0.25%          0.69%          2.77%          3.08%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $    11.3      $    13.0      $     6.7      $     2.1
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.01%(b)(c)
Ratio of net investment income to
  average net assets....................          0.19%(c)       0.58%(c)       2.53%          3.19%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                              YEAR ENDED       PERIOD ENDED
                                             MAY 31, 2003     MAY 31, 2002(F)
                                             ------------     ---------------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
----------------------------------------
Net asset value at beginning of
  period................................       $  1.0000          $  1.0000
                                               ---------          ---------
Net investment income...................          0.0032             0.0014
Dividends from net investment income....         (0.0032)           (0.0014)
                                               ---------          ---------
Net asset value at end of period........       $  1.0000          $  1.0000
                                               =========          =========
Total Return............................            0.32%              0.14%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....       $     0.1          $     0.1
Ratio of expenses to average net
  assets................................            1.00%(c)           1.04%(b)(c)
Ratio of net investment income (loss) to
  average net assets....................           (0.11)%(c)          0.36%(b)(c)

                                              YEAR ENDED        PERIOD ENDED
                                             MAY 31, 2003      MAY 31, 2002(F)
                                             ------------      ---------------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
----------------------------------------
Net asset value at beginning of
  period................................       $  1.0000           $  1.0000
                                               ---------           ---------
Net investment income...................          0.0044              0.0017
Dividends from net investment income....         (0.0044)            (0.0017)
                                               ---------           ---------
Net asset value at end of period........       $  1.0000           $  1.0000
                                               =========           =========
Total Return............................            0.44%               0.17%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....       $     0.2           $     0.1
Ratio of expenses to average net
  assets................................            1.00%(c)            1.04%(b)(c)
Ratio of net investment income to
  average net assets....................            0.12%(c)            0.36%(b)(c)

FINANCIAL HIGHLIGHTS

(a)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense and net investment income ratios amounted to:


                                                                                            NET
                                                                    FISCAL    EXPENSE    INVESTMENT
                                                                     YEAR      RATIO       INCOME
                                                                   --------   --------   ----------
     U.S. Treasury...............................................    2002       0.97%       1.64%
                                                                     2001       0.99%       4.68%
                                                                     2000       0.86%       4.26%
                                                                     1999       0.77%       3.99%
     New York....................................................    2003       0.99%       0.34%
     California II...............................................    2003       0.99%       0.32%
                                                                     2000       0.96%(b)    2.31%(b)
     Connecticut.................................................    2003       0.98%       0.25%
     Florida.....................................................    2003       0.99%       0.35%
     Massachusetts...............................................    2003       0.98%       0.30%
     Michigan....................................................    2003       0.98%       0.29%
                                                                     2002       1.00%       0.64%
                                                                     1999       0.49%(b)    2.53%(b)
     New Jersey..................................................    2003       0.97%       0.28%
     Ohio........................................................    2003       0.99%       0.29%
                                                                     2002       1.01%       0.81%
                                                                     1999       0.83%       2.32%
     Pennsylvania................................................    2003       1.00%       0.34%
     Virginia....................................................    2003       0.95%       0.24%
                                                                     2002       0.99%       0.60%
                                                                     2000       0.97%(b)    3.23%(b)
     Louisiana...................................................    2003       0.57%       0.32%
                                                                     2002       0.00%(b)    1.15%(b)
     Minnesota...................................................    2003       0.69%       0.43%
                                                                     2002       0.00%(b)    1.40%(b)


(d)  From December 14, 1998 (Commencement of Operations) to May 31,1999.
(e)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.
(f)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.
(g)  Formerly California II Tax-Exempt Fund.

                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

                  THIS STATEMENT IS NOT PART OF THE PROSPECTUS
                 PROTECTING YOUR PRIVACY AT THE RESERVE FUNDS*

PROTECTING CUSTOMER INFORMATION - Keeping your personal information secure is important to us at Reserve. This Privacy Policy explains how we protect your privacy when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

    ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD-PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

    Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

WHO IS COVERED BY OUR PRIVACY POLICY - This Privacy Policy applies to current and former customers of The Reserve Funds. Customers who receive information from Reserve through the Internet are covered by Reserve's Internet Security Statement, which is posted on our website at www.reservefunds.com. The site also contains links to unaffiliated websites. The Reserve Funds is not responsible for the privacy practices or the content of other such websites.

    Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.reservefunds.com. You will be notified if we make a major change to the Privacy Policy.

TYPES OF INFORMATION WE COLLECT FROM OUR CUSTOMERS -

    - Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

    - Information about your Reserve account and account transactions (e.g., your account number, spending and payment history, your use of online products and services) and other transactions with The Reserve Funds and others.

    - Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

    - If you visit our Web site, we use software to collect anonymous data including IP addresses, browser types, referring pages, pages visited and date and time spent on our site. This information is used to analyze and improve our website. With or without cookies, our website keeps track of usage data, such as

-------------------
*All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management
Co., Inc., or RESRV PARTNERS, INC.

       the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage. This information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

    - If you utilize Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

USE OF INFORMATION - When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

    - Legal and Routine Business Reasons. Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

    - Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by Reserve to market Reserve products and services exclusively.

    - Sharing Information within Reserve. The Reserve Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

QUESTIONS? - If you have any questions, please call our Customer Service Department at 800-637-1700 (and press "0") between the hours of 8:30am and 6:00pm (Eastern Time or send a letter to The Reserve Funds, Attn: Customer Service, 1250 Broadway, New York, NY 10001-3701

    WE CONSTANTLY EVALUATE OUR PROCEDURES TO PROTECT PERSONAL INFORMATION AND MAKE EVERY EFFORT TO KEEP YOUR PERSONAL INFORMATION ACCURATE AND CURRENT. IF YOU IDENTIFY ANY ERROR IN YOUR PERSONAL INFORMATION OR NEED TO CHANGE THAT INFORMATION, PLEASE CONTACT US AND WE WILL UPDATE OUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US BY E-MAIL AT customerservice@reservefunds.com OR CALL US AT 1-800-637-1700 (and press "0").

OPTIONS RELATING TO DISCLOSURE OF PERSONAL INFORMATION - We will not solicit you for additional Reserve products or services, and we will not provide personal information to any third parties for this purpose if you instruct us not to do so. To instruct us accordingly, please contact us via email at customerservice@reservefunds.com or call us at 1-800-637-1700 (and press "0"). If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account or to our services or our website.

WAYS YOU CAN PROTECT YOUR PRIVACY - Here are some measures to take to help prevent theft of your identity:

    - Do not share your account information, including personal or secret codes or passwords, with others.

    -  Never provide confidential information to unknown callers.

    -  Protect your account records.

    - Use a secure browser when doing business on the Internet, and exit online applications when you finish using them.

    If you believe you may be a victim of identity theft, you should:

    - Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

    - File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

    - Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

    - If you're a victim of identity theft or account fraud, you should call Reserve customer service immediately.

-------------------
*All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc. or RESRV PARTNERS, INC., member NASD 06/03

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.
R_COMBO/8/2003

SEC File Numbers
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533

      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND - CLASS R
      U.S. GOVERNMENT FUND - CLASS R
      U.S. TREASURY FUND - CLASS R
      INTERSTATE TAX-EXEMPT FUND - CLASS R
      CALIFORNIA TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      NEW YORK TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND
      LOUISIANA MUNICIPAL MONEY-MARKETFUND
      MINNESOTA MUNICIPAL MONEY-MARKET FUND

      PROSPECTUS
      AUGUST 11, 2003

[LOGO] H&R BLOCK(R)
       FINANCIAL ADVISORS

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND
INTERSTATE TAX-EXEMPT FUND
CALIFORNIA TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND
LOUISIANA MUNICIPAL MONEY-MARKET FUND
MINNESOTA MUNICIPAL MONEY-MARKET FUND


PROSPECTUS
AUGUST 11, 2003

The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust (the "Trusts") are registered investment companies, which offer sixteen no-load money-market funds in this
Prospectus:

Primary Fund-Class R, U.S. Government Fund-Class R, U.S. Treasury Fund-Class R, Interstate Tax-Exempt Fund-Class R, California II Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, New York Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, Virginia Tax-Exempt Fund, Louisiana Municipal Money-Market Fund, and Minnesota Municipal Money-Market Fund (each a "Fund," collectively "the Funds").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page intentionally left blank]

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3
Principal Risks of Investing in the Funds......................................4
Investment Strategies of the Primary, U.S. Government and U.S. Treasury
Funds..........................................................................4
Investment Strategies of the Interstate, State-Specific Tax-Exempt, and
Municipal Money Market Funds...................................................5
Performance....................................................................9
Fees & Expenses of the Funds..................................................14
Fund Management...............................................................14

YOUR ACCOUNT
How to Buy Shares.............................................................16
How to Sell Shares............................................................17

ACCOUNT SERVICES..............................................................19

DIVIDENDS & TAXES.............................................................20

FINANCIAL HIGHLIGHTS..........................................................22

QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5930 (facsimile)
Customerservice@reservefunds.com
or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES
    The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    The investment objective of each state-specific tax-exempt and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal, state and local income and/or property taxes, if any, for resident holders of the named state as is consistent with preservation of capital and liquidity.

    Achievement of a Fund's objective cannot be assured.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in this Prospectus. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS The principal risks of a Fund are those potential occurrences that, in the judgment of the Adviser, have the greatest likelihood of preventing a Fund from attaining its investment objective. The Funds' share prices change daily based on changes in market conditions in response to economic, political and financial developments. The following factors could reduce a Fund's income level and/or share price, and therefore performance of the Fund:

- INTEREST RATES AND YIELD FLUCTUATIONS. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. In addition, as investments mature, the proceeds are reinvested at rates that may be higher or lower than levels previously earned.

- THE FUNDS ARE NOT FDIC-INSURED. The Funds are money-market mutual funds which seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- MONEY-MARKET FUNDS VS. EQUITY AND BOND INVESTMENTS. Because of the low level of risk, over time a money-market fund may produce lower returns than stock or bond investments, which entail higher levels of risk.

    Please see "about the funds" for risks specific to a particular Fund.

INVESTMENT STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY
FUNDS. The Funds seek to maintain a stable $1.00 share price. The investment adviser to the Funds (the "Adviser") monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.

PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees ("Trustees"), and instruments fully collateralized by such obligations.

    The Primary Fund will principally invest in obligations of U.S. banking institutions who are members of the Federal Deposit Insurance Corporation ("FDIC") and deposit-type obligations of foreign branches of both U.S. and foreign banks (Eurodollars) located in major industrialized nations in Western Europe and in other countries such as Australia and Canada, which at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its total assets in bank obligations. The Primary Fund may not invest in commercial paper.

U.S. GOVERNMENT FUND. U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the

                                                                 ABOUT THE FUNDS
U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

ADDITIONAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS. The following factors could reduce a Fund's income level and/or share price:

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions, which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

INVESTMENT STRATEGIES OF THE INTERSTATE, STATE-SPECIFIC TAX-EXEMPT AND MUNICIPAL MONEY-MARKET FUNDS. The Funds seek to maintain a stable $1.00 share price. The Adviser monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as a high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.

    The Funds' principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal, state and city income taxes including federal alternative minimum tax ("AMT"), tax and intangible and personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when the Adviser believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal

ABOUT THE FUNDS
   obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal AMT. It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of a Fund to AMT; however, the Funds avoid buying AMT paper.

    The State-Specific Municipal Money-Market Funds' principal investment strategies also include investing without limitation in tax-exempt municipal securities subject to the federal AMT.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by revenue of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Funds will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.

    The Funds may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

                                                                 ABOUT THE FUNDS

ADDITIONAL PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE, STATE-SPECIFIC TAX-EXEMPT AND MUNICIPAL MONEY-MARKET FUNDS.
The following factors could reduce the Funds' income level and/or share price:

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The State-Specific Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state which is currently facing a deficit of $34.6 billion.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the state and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, such as in defense spending, which may have a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

    - Massachusetts Tax-Exempt Fund: Since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 resulted in negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings. A return of persistent, serious financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding Massachusetts municipal obligations.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.

ABOUT THE FUNDS

    - New Jersey Tax-Exempt Fund: New Jersey has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner, the state's ability to access the debt markets could hinder future operations.

    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.

    - Ohio Tax-Exempt Fund: Ohio's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties, which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the state's economy. Specifically, employment and income levels will be a concern as the state experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.

    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of Minnesota and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the state's unemployment rates.

                                                                 ABOUT THE FUNDS

PERFORMANCE
The bar charts below show the Funds' annual returns for the share classes offered in this Prospectus for the past ten years or from the first full calendar year since inception, together with the best and worst quarters. Performance information is not presented for the Louisiana and Minnesota Municipal Money-Market Funds because as of the date of this Prospectus, those Funds did not have a full calendar year of performance. The accompanying "Average Annual Total Return as of December 31, 2002" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, past performance is not a prediction of the how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

1993  2.39%
1994  3.49%
1995  5.27%
1996  4.67%
1997  4.87%
1998  4.81%
1999  4.42%
2000  5.70%
2001  3.41%
2002  0.93%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2002 0.17% Total return for period 1/1/03-6/30/03: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.93%                                                   3.85%     4.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

1993  2.30%
1994  3.42%
1995  5.18%
1996  4.60%
1997  4.76%
1998  4.69%
1999  4.22%
2000  5.57%
2001  2.98%
2002  0.71%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2002 0.14% Total return for period 1/1/03-6/30/03: 0.13%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.71%                                                   3.64%     3.84%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

1993  2.19%
1994  3.68%
1995  4.96%
1996  4.53%
1997  4.61%
1998  4.52%
1999  4.02%
2000  5.16%
2001  3.12%
2002  0.72%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2002 0.14% Total return for period 1/1/03-6/30/03: 0.10%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.72%                                                   3.51%     3.75%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

1993  1.73%
1994  2.05%
1995  3.07%
1996  2.61%
1997  2.78%
1998  2.68%
1999  2.39%
2000  3.16%
2001  1.86%
2002  0.54%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 3Q 2002 0.11% Total return for period 1/1/03-6/30/03: 0.08%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.54%                                                   2.13%     2.29%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

1993  1.48%
1994  1.97%
1995  2.96%
1996  2.51%
1997  2.68%
1998  2.48%
1999  2.25%
2000  3.09%
2001  1.74%
2002  0.48%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 3Q 2002 0.10% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.48%                                                   2.01%     2.16%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for California Tax-Exempt Fund

2000  2.59%
2001  1.55%
2002  0.53%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (7/2/99)
0.53%                                                                    1.72%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

1993  1.64%
1994  2.06%
1995  2.85%
1996  2.45%
1997  2.66%
1998  2.50%
1999  2.15%
2000  2.96%
2001  1.68%
2002  0.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 3Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.41%                                                   1.94%     2.14%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

1997  2.66%
1998  2.62%
1999  2.36%
2000  3.21%
2001  1.87%
2002  0.54%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2002 0.12% Total return for period 1/1/03-6/30/03: 0.08%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/24/96)
0.54%                                                   2.12%                      2.23%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

1993  1.83%
1994  2.17%
1995  2.96%
1996  2.57%
1997  2.87%
1998  2.53%
1999  2.20%
2000  3.08%
2001  1.77%
2002  0.47%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.47%                                                   2.01%     2.24%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

1999  2.49%
2000  3.14%
2001  1.61%
2002  0.38%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 1Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (12/14/98)
0.38%                                                                      1.98%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

1995  2.87%
1996  2.41%
1997  2.55%
1998  2.42%
1999  2.16%
2000  3.03%
2001  1.79%
2002  0.46%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
0.46%                                                   1.97%                      2.22%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

1999  2.37%
2000  3.14%
2001  1.64%
2002  0.39%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 1Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (4/1/98)
0.39%                                                                    2.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

1998  2.53%
1999  2.37%
2000  3.29%
2001  1.77%
2002  0.51%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 3Q 2002 0.11% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (9/12/97)
0.51%                                                   2.09%                      2.21%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

2001  1.43%
2002  0.33%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50% Worst Quarter: 1Q 2002 0.05% Total return for period 1/1/03-6/30/03: 0.06%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (3/3/00)
0.33%                                                                    1.67%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)

Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
                                  ----
Total Operating Expenses          1.00%
                                  ====

------------

(*) The Funds will impose a "Small Balance fee" (currently $5 monthly) or, upon written notice, remit to the shareholder the proceeds on those accounts with a monthly average average account balance of less than $1,000 for the past 12 consecutive months and with no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
(**) Comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, as well as sharereholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees,

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
 $102    $318     $552     $1,225

FUND MANAGEMENT
THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI has provided investment advice to investment companies within the Reserve family of funds. As of July 15 2003, RMCI had over $23 billion in assets under management.

    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. Please see "Fees & Expenses of the Funds" for further details.

                                                                 ABOUT THE FUNDS

    THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. Resrv is an affiliate of RMCI.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except Good Friday, when the Primary, U.S. Government and U.S. Treasury Funds are open. In addition, the Funds will not calculate NAV or accept purchase orders on Columbus Day or Veterans Day when banks are closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

MINIMUM INITIAL INVESTMENT

     REGULAR ACCOUNTS   -    $1,000 with no minimum subsequent investment
     ALL IRA ACCOUNTS   -    $1,000 with $250 minimum subsequent investment

The above minimums may be changed by The Reserve Funds at its discretion.

HOW TO PURCHASE

                    - BY CHECK. (drawn on a U.S. bank). Please mail or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the face of the check and make the check payable to The Reserve Funds.

                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party, such as a financial services agent, other than directly with Reserve, may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

    All initial investments must be accompanied by an Account Application or equivalent information.

  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD-PARTY, FOREIGN AND TRAVELERS
             CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS,
               AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.

                                                                    YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.
    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.
    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.
    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.

HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund on each day the Funds are open. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund, 2:00 PM for the U.S. Treasury Fund, and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or by providing the Funds with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with a signature guarantee. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with a signature guarantee. The Funds reserve the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (with signature guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with a signature guarantee.

    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. A signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. When required to submit a signature guarantee, joint account owners need only provide a signature guarantee for one of the account's registered owners.

RESERVATION OF RIGHTS.
The Funds reserve the right to honor requests for redemption by making payment in whole or in part by with marketable securities ("redemption in kind"), without notice, if the amount of such request is large enough to affect Fund operations. Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - liquidate an account without notice and remit the proceeds to the shareholder if an account falls below a minimum amount as determined by the Fund,
    - delay sending out redemption proceeds for up to seven days during emergencies as declared by the SEC, NYSE or Federal Reserve; and
    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, copies of Fund redemption checks, shareholder checks, copies of statements and special research services.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                                                                ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges and VISA Debit Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; or if it contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, if the check is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Debit Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees to obtain a VISA Debit Card or to use Reserve eChecking.

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies. The Funds reserve their rights to change or discontinue the exchange privilege.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for an Individual Retirement Account ("IRA"). Information regarding administration fees and other details is available from the Funds by calling 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.

The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a Fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.

On each day the Funds are open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.

Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes. As to the state-specific municipal money-market funds, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.

To the extent a Fund invests in municipal obligations issued by its respective state or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania Tax-Exempt Fund that are subject to the

                                                               DIVIDENDS & TAXES
Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. governent obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.

BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' 2003 Annual Report, which is available upon request by calling 800-637-1700.

                                                                            CLASS R
                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
PRIMARY FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0065         0.0187         0.0511         0.0492         0.0438
Less dividends from net investment
  income................................       (0.0065)       (0.0187)       (0.0511)       (0.0492)       (0.0438)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.65%          1.90%          5.29%          4.92%          4.38%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $ 6,231.8      $ 6,462.0      $ 6,241.8      $ 4,355.9      $ 3,330.1
Ratio of expenses to average net
  assets................................          1.00%          1.01%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.64%          1.86%          5.11%          4.74%          4.26%

                                                                            CLASS R
                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

U.S. GOVERNMENT FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0050         0.0149         0.0493         0.0471         0.0426
Less dividends from net investment
  income................................       (0.0050)       (0.0149)       (0.0493)       (0.0471)       (0.0426)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.50%          1.50%          5.12%          4.71%          4.26%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   846.7      $   902.3      $   887.1      $   667.7      $   716.2
Ratio of expenses to average net
  assets................................          1.00%          1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.50%          1.44%          4.93%          4.12%          4.16%

                                                            FINANCIAL HIGHLIGHTS


                                                                            CLASS R
                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
U.S. TREASURY FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0047         0.0166         0.0468         0.0443         0.0410
Less dividends from net investment
  income................................       (0.0047)       (0.0166)       (0.0468)       (0.0443)       (0.0410)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.47%          1.68%          4.82%          4.43%          4.10%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   356.2      $   344.3      $   401.2      $   397.2      $   286.7
Ratio of expenses to average net
  assets................................          1.00%          1.00%(c)       1.04%(c)       1.00%(c)       1.00%(c)
Ratio of net investment income to
  average net asset.....................          0.47%          1.61%(c)       4.63%(c)       4.12%(c)       3.76%(c)

                                                                            CLASS R
                                             ----------------------------------------------------------------------
                                                                    FOR YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

INTERSTATE TAX-EXEMPT FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0034         0.0108         0.0289         0.0267         0.0242
Less dividends from net investment
  income................................       (0.0034)       (0.0108)       (0.0289)       (0.0267)       (0.0242)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.34%          1.09%          2.95%          2.67%          2.42%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   280.4      $   295.7      $   296.2      $   271.9      $   292.6
Ratio of expenses to average net
  assets................................          1.00%(d)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.32%(d)       1.08%          2.89%          2.60%          2.38%

FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

NEW YORK TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0034         0.0095         0.0281         0.0258         0.0222
Dividends from net investment income....       (0.0034)       (0.0095)       (0.0281)       (0.0258)       (0.0222)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.34%          0.95%          2.87%          2.58%          2.22%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   228.4      $   234.4      $   281.6      $   228.4      $   186.0
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.33%(c)       0.94%          2.81%          2.55%          2.19%

                                                                                            PERIOD
                                                    FISCAL YEARS ENDED MAY 31,              ENDED
                                             ----------------------------------------      MAY 31,
                                                2003           2002           2001         2000(A)
                                                ----           ----           ----         -------

CALIFORNIA TAX-EXEMPT FUND(g)
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------
Net investment income...................        0.0033         0.0098         0.0236         0.0208
Dividends from net investment income....       (0.0033)       (0.0098)       (0.0236)       (0.0208)
                                             ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========
Total Return............................          0.33%          0.98%          2.42%          2.27%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $   109.0      $   109.3      $   136.2      $    91.4
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.00%          1.00%(b)(c)
Ratio of net investment income to
  average net assets....................          0.31%(c)       1.00%          2.36%          2.27%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

CONNECTICUT TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0025         0.0092         0.0273         0.0248         0.0221
Dividends from net investment income....       (0.0025)       (0.0092)       (0.0273)       (0.0248)       (0.0221)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.25%          0.92%          2.75%          2.48%          2.21%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    36.4      $    41.2      $    40.2      $    51.1      $    55.4
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.23%(c)       0.92%          2.73%          2.42%          2.17%

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

FLORIDA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0036         0.0105         0.0294         0.0272         0.0237
Dividends from net investment income....       (0.0036)       (0.0105)       (0.0294)       (0.0272)       (0.0237)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.36%          1.05%          2.98%          2.72%          2.37%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    45.9      $    32.1      $    28.9      $    28.9      $    22.6
Ratio of expenses to average net
  assets................................          1.00%(c)       1.00%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.34%(c)       0.99%          2.94%          2.68%          2.30%

FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

MASSACHUSETTS TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0030         0.0099         0.0279         0.0256         0.0220
Dividends from net investment income....       (0.0030)       (0.0099)       (0.0279)       (0.0256)       (0.0220)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.30%          0.99%          2.85%          2.56%          2.20%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    20.8      $    21.0      $    18.8      $    16.1      $    19.9
Ratio of expenses to average net
  assets................................          1.00%(c)       1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.28%(c)       0.99%          2.79%          2.55%          2.17%

                                                                                                           PERIOD
                                                           FISCAL YEARS ENDED MAY 31,                      ENDED
                                             -------------------------------------------------------      MAY 31,
                                                2003           2002           2001           2000         1999(D)
                                                ----           ----           ----           ----         -------

MICHIGAN TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0029         0.0080         0.0276         0.0263         0.0118
Dividends from net investment income....       (0.0029)       (0.0080)       (0.0276)       (0.0263)       (0.0118)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.29%          0.81%          2.83%          2.63%          2.55%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $     7.9      $     8.5      $     4.8      $     2.2      $     1.2
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.00%          1.00%(b)(c)
Ratio of net investment income to
  average net assets....................          0.27%(c)       0.63%(c)       2.76%          2.60%          2.02%(b)(c)

                                                            FINANCIAL HIGHLIGHTS


                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
NEW JERSEY TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0029         0.0101         0.0277         0.0249         0.0223
Dividends from net investment income....       (0.0029)       (0.0101)       (0.0277)       (0.0249)       (0.0223)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.29%          1.01%          2.83%          2.49%          2.23%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    56.0      $    57.5      $    52.9      $    44.4      $    41.3
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.05%          1.00%
Ratio of net investment income to
  average net assets....................          0.25%(c)       0.94%          2.77%          2.46%          2.17%

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

OHIO TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0030         0.0082         0.0281         0.0256         0.0236
Dividends from net investment income....       (0.0030)       (0.0082)       (0.0281)       (0.0256)       (0.0236)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.30%          0.83%          2.88%          2.56%          2.36%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    10.4      $     5.7      $     8.1      $     8.9      $     1.2
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.00%          1.00%(c)
Ratio of net investment income to
  average net assets....................          0.28%(c)       0.81%(c)       2.81%          2.95%          2.16%(c)

FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

PENNSYLVANIA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0036         0.0097         0.0287         0.0276         0.0234
Dividends from net investment income....       (0.0036)       (0.0097)       (0.0287)       (0.0276)       (0.0234)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.36%          0.97%          2.97%          2.76%          2.34%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    40.6      $    51.5      $    34.1      $    21.1      $    16.9
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.34%(c)       0.89%          2.87%          2.73%          2.28%

                                                                                            PERIOD
                                                    FISCAL YEARS ENDED MAY 31,              ENDED
                                             ----------------------------------------      MAY 31,
                                                2003           2002           2001         2000(E)
                                                ----           ----           ----         -------

VIRGINIA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------
Net investment income...................        0.0025         0.0069         0.0253         0.0075
Dividends from net investment income....       (0.0025)       (0.0069)       (0.0253)       (0.0075)
                                             ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========
Total Return............................          0.25%          0.69%          2.77%          3.08%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $    11.3      $    13.0      $     6.7      $     2.1
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.01%(b)(c)
Ratio of net investment income to
  average net assets....................          0.19%(c)       0.58%(c)       2.53%          3.19%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                              YEAR ENDED       PERIOD ENDED
                                             MAY 31, 2003     MAY 31, 2002(F)
                                             ------------     ---------------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
----------------------------------------
Net asset value at beginning of
  period................................       $  1.0000          $  1.0000
                                               ---------          ---------
Net investment income...................          0.0032             0.0014
Dividends from net investment income....         (0.0032)           (0.0014)
                                               ---------          ---------
Net asset value at end of period........       $  1.0000          $  1.0000
                                               =========          =========
Total Return............................            0.32%              0.14%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....       $     0.1          $     0.1
Ratio of expenses to average net
  assets................................            1.00%(c)           1.04%(b)(c)
Ratio of net investment income (loss) to
  average net assets....................           (0.11)%(c)          0.36%(b)(c)

                                              YEAR ENDED        PERIOD ENDED
                                             MAY 31, 2003      MAY 31, 2002(F)
                                             ------------      ---------------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
----------------------------------------
Net asset value at beginning of
  period................................       $  1.0000           $  1.0000
                                               ---------           ---------
Net investment income...................          0.0044              0.0017
Dividends from net investment income....         (0.0044)            (0.0017)
                                               ---------           ---------
Net asset value at end of period........       $  1.0000           $  1.0000
                                               =========           =========
Total Return............................            0.44%               0.17%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....       $     0.2           $     0.1
Ratio of expenses to average net
  assets................................            1.00%(c)            1.04%(b)(c)
Ratio of net investment income to
  average net assets....................            0.12%(c)            0.36%(b)(c)

FINANCIAL HIGHLIGHTS

(a)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense and net investment income ratios amounted to:

                                                                                            NET
                                                                    FISCAL    EXPENSE    INVESTMENT
                                                                     YEAR      RATIO       INCOME
                                                                   --------   --------   ----------
     U.S. Treasury...............................................    2002       0.97%       1.64%
                                                                     2001       0.99%       4.68%
                                                                     2000       0.86%       4.26%
                                                                     1999       0.77%       3.99%
     New York....................................................    2003       0.99%       0.34%
     California II...............................................    2003       0.99%       0.32%
                                                                     2000       0.96%(b)    2.31%(b)
     Connecticut.................................................    2003       0.98%       0.25%
     Florida.....................................................    2003       0.99%       0.35%
     Massachusetts...............................................    2003       0.98%       0.30%
     Michigan....................................................    2003       0.98%       0.29%
                                                                     2002       1.00%       0.64%
                                                                     1999       0.49%(b)    2.53%(b)
     New Jersey..................................................    2003       0.97%       0.28%
     Ohio........................................................    2003       0.99%       0.29%
                                                                     2002       1.01%       0.81%
                                                                     1999       0.83%       2.32%
     Pennsylvania................................................    2003       1.00%       0.34%
     Virginia....................................................    2003       0.95%       0.24%
                                                                     2002       0.99%       0.60%
                                                                     2000       0.97%(b)    3.23%(b)
     Louisiana...................................................    2003       0.57%       0.32%
                                                                     2002       0.00%(b)    1.15%(b)
     Minnesota...................................................    2003       0.69%       0.43%
                                                                     2002       0.00%(b)    1.40%(b)

(d)  From December 14, 1998 (Commencement of Operations) to May 31,1999.
(e)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.
(f)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.
(g)  Formerly California II Tax-Exempt Fund.

                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

                  THIS STATEMENT IS NOT PART OF THE PROSPECTUS
                 PROTECTING YOUR PRIVACY AT THE RESERVE FUNDS*

PROTECTING CUSTOMER INFORMATION - Keeping your personal information secure is important to us at Reserve. This Privacy Policy explains how we protect your privacy when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

    ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD-PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

    Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

WHO IS COVERED BY OUR PRIVACY POLICY - This Privacy Policy applies to current and former customers of The Reserve Funds. Customers who receive information from Reserve through the Internet are covered by Reserve's Internet Security Statement, which is posted on our website at www.reservefunds.com. The site also contains links to unaffiliated websites. The Reserve Funds is not responsible for the privacy practices or the content of other such websites.

    Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.reservefunds.com. You will be notified if we make a major change to the Privacy Policy.

TYPES OF INFORMATION WE COLLECT FROM OUR CUSTOMERS -

    - Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

    - Information about your Reserve account and account transactions (e.g., your account number, spending and payment history, your use of online products and services) and other transactions with The Reserve Funds and others.

    - Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

    - If you visit our Web site, we use software to collect anonymous data including IP addresses, browser types, referring pages, pages visited and date and time spent on our site. This information is used to analyze and improve our website. With or without cookies, our website keeps track of usage data, such as

-------------------
*All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management
Co., Inc., or RESRV PARTNERS, INC.

       the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage. This information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

    - If you utilize Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

USE OF INFORMATION - When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

    - Legal and Routine Business Reasons. Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

    - Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by Reserve to market Reserve products and services exclusively.

    - Sharing Information within Reserve. The Reserve Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

QUESTIONS? - If you have any questions, please call our Customer Service Department at 800-637-1700 (and press "0") between the hours of 8:30am and 6:00pm (Eastern Time or send a letter to The Reserve Funds, Attn: Customer Service, 1250 Broadway, New York, NY 10001-3701

    WE CONSTANTLY EVALUATE OUR PROCEDURES TO PROTECT PERSONAL INFORMATION AND MAKE EVERY EFFORT TO KEEP YOUR PERSONAL INFORMATION ACCURATE AND CURRENT. IF YOU IDENTIFY ANY ERROR IN YOUR PERSONAL INFORMATION OR NEED TO CHANGE THAT INFORMATION, PLEASE CONTACT US AND WE WILL UPDATE OUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US BY E-MAIL AT customerservice@reservefunds.com OR CALL US AT 1-800-637-1700 (and press "0").

OPTIONS RELATING TO DISCLOSURE OF PERSONAL INFORMATION - We will not solicit you for additional Reserve products or services, and we will not provide personal information to any third parties for this purpose if you instruct us not to do so. To instruct us accordingly, please contact us via email at customerservice@reservefunds.com or call us at 1-800-637-1700 (and press "0"). If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account or to our services or our website.

WAYS YOU CAN PROTECT YOUR PRIVACY - Here are some measures to take to help prevent theft of your identity:

    - Do not share your account information, including personal or secret codes or passwords, with others.

    -  Never provide confidential information to unknown callers.

    -  Protect your account records.

    - Use a secure browser when doing business on the Internet, and exit online applications when you finish using them.

    If you believe you may be a victim of identity theft, you should:

    - Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

    - File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

    - Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

    - If you're a victim of identity theft or account fraud, you should call Reserve customer service immediately.

-------------------
*All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc. or RESRV PARTNERS, INC., member NASD 06/03

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in the Fund, describe Fund performance, include financial statements for the Fund, and discuss market conditions and strategies that significantly affected the Fund's performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

INVESTORS ARE ADVISED TO READ AND RETAIN
THIS PROSPECTUS FOR FUTURE REFERENCE.

[LOGO] H&R BLOCK(R)
       FINANCIAL ADVISORS

H&R Block Financial Advisors, Inc.
719 Griswold St., Ste. 1700
Detroit, MI 48226-3274
Member NYSE & SIPC

Distributor--Resrv Partners, Inc.
RF/HRBFA-Combo-08/2003

SEC File Numbers
The Reserve Fund
811-2033

Reserve Tax-Exempt Trust
811-3696

Reserve New York Tax-Exempt Trust
811-3814

Reserve Municipal Money-Market Trust
811-10533

[LOGO] H&R BLOCK(R)
       FINANCIAL ADVISORS

MONEY-MARKET FUNDS
OFFERED BY THE RESERVE FUNDS

Primary Fund
U.S. Government Fund
U.S. Treasury Fund

Interstate Tax-Exempt Fund

California Tax-Exempt Fund
Connecticut Tax-Exempt Fund
Florida Tax-Exempt Fund
Massachusetts Tax-Exempt Fund
Michigan Tax-Exempt Fund
New Jersey Tax-Exempt Fund
New York Tax-Exempt Fund
Ohio Tax-Exempt Fund
Pennsylvania Tax-Exempt Fund
Virginia Tax-Exempt Fund

Louisiana Municipal Money-Market Fund
Minnesota Municipal Money-Market Fund

PROSPECTUS
AUGUST 11, 2003

[THE RESERVE FUNDS LOGO]

                       THE RESERVE FUND MONEY-MARKET FUNDS

                                   PROSPECTUS
                                AUGUST 11, 2003

The Reserve Fund Trust, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Municipal Money-Market Trust (the "Trusts"), are registered investment companies, which offer sixteen no-load money market funds in this
Prospectus:

                          -  PRIMARY FUND - CLASS R
                          -  U.S. GOVERNMENT FUND - CLASS R

                          -  INTERSTATE TAX-EXEMPT FUND - CLASS R

                          -  CALIFORNIA TAX-EXEMPT FUND
                          -  CONNECTICUT TAX-EXEMPT FUND
                          -  FLORIDA TAX-EXEMPT FUND
                          -  MASSACHUSETTS TAX-EXEMPT FUND
                          -  MICHIGAN TAX-EXEMPT FUND
                          -  NEW JERSEY TAX-EXEMPT FUND
                          -  NEW YORK TAX-EXEMPT FUND
                          -  OHIO TAX-EXEMPT FUND
                          -  PENNSYLVANIA TAX-EXEMPT FUND
                          -  VIRGINIA TAX-EXEMPT FUND
                          -  LOUISIANA MUNICIPAL MONEY-MARKET FUND AND
                          -  MINNESOTA MUNICIPAL MONEY-MARKET FUND
                          (each a "Fund", collectively the "Funds").

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                      [This page intentionally left blank]

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objectives..........................................................3
Principal Risks of Investing in the Funds......................................4

Investment Strategies of the Primary and U.S. Government Funds.................4

Investment Strategies of the Interstate, State-Specific Tax-Exempt, and
Municipal Money Market Funds...................................................5
Performance....................................................................9
Fees & Expenses of the Funds..................................................14
Fund Management...............................................................14

YOUR ACCOUNT
How to Buy Shares.............................................................16
How to Sell Shares............................................................17

ACCOUNT SERVICES..............................................................19

DIVIDENDS & TAXES.............................................................20

FINANCIAL HIGHLIGHTS..........................................................22

QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5930 (facsimile)
Customerservice@reservefunds.com
or visit our web site at www.reservefunds.com

ABOUT THE FUNDS

The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVES

    The investment objective of the Primary and U.S. Government Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.


    The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    The investment objective of each state-specific tax-exempt and municipal money-market fund is to seek as high a level of short-term interest income exempt from federal, state and local income and/or property taxes, if any, for resident holders of the named state as is consistent with preservation of capital and liquidity.

    Achievement of a Fund's objective cannot be assured.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in this Prospectus. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS The principal risks of a Fund are those potential occurrences that, in the judgment of the Adviser, have the greatest likelihood of preventing a Fund from attaining its investment objective. The Funds' share prices change daily based on changes in market conditions in response to economic, political and financial developments. The following factors could reduce a Fund's income level and/or share price, and therefore performance of the Fund:

- INTEREST RATES AND YIELD FLUCTUATIONS. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. In addition, as investments mature, the proceeds are reinvested at rates that may be higher or lower than levels previously earned.

- THE FUNDS ARE NOT FDIC-INSURED. The Funds are money-market mutual funds which seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- MONEY-MARKET FUNDS VS. EQUITY AND BOND INVESTMENTS. Because of the low level of risk, over time a money-market fund may produce lower returns than stock or bond investments, which entail higher levels of risk.

    Please see "about the funds" for risks specific to a particular Fund.


INVESTMENT STRATEGIES OF THE PRIMARY AND U.S. GOVERNMENT FUNDS. The Funds seek to maintain a stable $1.00 share price. The investment adviser to the Funds (the "Adviser") monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.


PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees ("Trustees"), and instruments fully collateralized by such obligations.

    The Primary Fund will principally invest in obligations of U.S. banking institutions who are members of the Federal Deposit Insurance Corporation ("FDIC") and deposit-type obligations of foreign branches of both U.S. and foreign banks (Eurodollars) located in major industrialized nations in Western Europe and in other countries such as Australia and Canada, which at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its total assets in bank obligations. The Primary Fund may not invest in commercial paper.

U.S. GOVERNMENT FUND. U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

                                                                 ABOUT THE FUNDS

    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.



ADDITIONAL RISKS OF INVESTING IN THE PRIMARY AND U.S. GOVERNMENT FUNDS. The following factors could reduce a Fund's income level and/or share price:


- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions, which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

INVESTMENT STRATEGIES OF THE INTERSTATE, STATE-SPECIFIC TAX-EXEMPT AND MUNICIPAL MONEY-MARKET FUNDS. The Funds seek to maintain a stable $1.00 share price. The Adviser monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are principally invested in high quality, tax-exempt obligations that are intended to provide as a high a yield as possible without violating a Fund's credit quality policies or jeopardizing the stability of its share price.

    The Funds' principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

- Investing at least 80% of the value of each Fund's net assets in municipal obligations which are exempt from federal, state and city income taxes including federal alternative minimum tax ("AMT"), tax and intangible and personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when the Adviser believes that municipal obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations exempt only from federal income taxes. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal AMT. It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of a Fund to AMT; however, the Funds avoid buying AMT paper.

ABOUT THE FUNDS

    The State-Specific Municipal Money-Market Funds' principal investment strategies also include investing without limitation in tax-exempt municipal securities subject to the federal AMT.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by revenue of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Funds will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.

    The Funds may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

                                                                 ABOUT THE FUNDS

ADDITIONAL PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE, STATE-SPECIFIC TAX-EXEMPT AND MUNICIPAL MONEY-MARKET FUNDS.
The following factors could reduce the Funds' income level and/or share price:

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. The State-Specific Funds concentrate their investments in municipal obligations of issuers located in the state for which they are named. The municipal market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within a specific state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Please read below, some of the risks particular to the state-specific municipal funds offered in this Prospectus:

    - California Tax-Exempt Fund: There are special risks inherent in the Fund's investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state which is currently facing a deficit of $34.6 billion.

    - Connecticut Tax-Exempt Fund: The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the state and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, such as in defense spending, which may have a significant impact on unemployment levels.

    - Florida Tax-Exempt Fund: The revenue of Florida is closely tied to its tourism business. A decline in tourism revenues could adversely affect revenues, principally sales tax revenue which is vulnerable to economic cycles.

    - Massachusetts Tax-Exempt Fund: Since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 resulted in negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their credit ratings. A return of persistent, serious financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding Massachusetts municipal obligations.

    - Michigan Tax-Exempt Fund: Michigan's fiscal condition continues to be tested by its dependence on the inherently cyclical auto industry.

ABOUT THE FUNDS

    - New Jersey Tax-Exempt Fund: New Jersey has had difficulty balancing its budget. If this problem is not addressed in a satisfactory manner, the state's ability to access the debt markets could hinder future operations.

    - New York Tax-Exempt Fund: There are the special risks inherent in investing in New York municipal obligations which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City in particular.

    - Ohio Tax-Exempt Fund: Ohio's fiscal condition is closely tied to its ability to minimize its exposure to cyclical downturns in the manufacturing sector.

    - Pennsylvania Tax-Exempt Fund: Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions and, from time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties, which have adversely affected their respective credit standings.

    - Virginia Tax-Exempt Fund: The Commonwealth's low unemployment level is due in large part to Federal Government jobs available to its residents in neighboring Washington D.C. Virginia's continued financial strength rests in its ability to maintain low debt levels and to diversify its economy.

    - Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the state's economy. Specifically, employment and income levels will be a concern as the state experiences the effects of slowing growth in the gaming industry, the consolidation of the healthcare industry and decreased growth in the mining industry.

    - Minnesota Municipal Money-Market Fund: The credit quality of the Fund will depend on the continued financial strength of Minnesota and its political subdivisions. Currently, slower economic growth is reflected in a decline in business investment spending, exports and an increase in the state's unemployment rates.

                                                                 ABOUT THE FUNDS

PERFORMANCE
The bar charts below show the Funds' annual returns for the share classes offered in this Prospectus for the past ten years or from the first full calendar year since inception, together with the best and worst quarters. Performance information is not presented for the Louisiana and Minnesota Municipal Money-Market Funds because as of the date of this Prospectus, those Funds did not have a full calendar year of performance. The accompanying "Average Annual Total Return as of December 31, 2002" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, past performance is not a prediction of the how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

1993  2.39%
1994  3.49%
1995  5.27%
1996  4.67%
1997  4.87%
1998  4.81%
1999  4.42%
2000  5.70%
2001  3.41%
2002  0.93%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2002 0.17% Total return for period 1/1/03-6/30/03: 0.18%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.93%                                                   3.85%     4.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Government Fund - Class R

1993  2.30%
1994  3.42%
1995  5.18%
1996  4.60%
1997  4.76%
1998  4.69%
1999  4.22%
2000  5.57%
2001  2.98%
2002  0.71%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2002 0.14% Total return for period 1/1/03-6/30/03: 0.13%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.71%                                                   3.64%     3.84%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

1993  1.73%
1994  2.05%
1995  3.07%
1996  2.61%
1997  2.78%
1998  2.68%
1999  2.39%
2000  3.16%
2001  1.86%
2002  0.54%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.83% Worst Quarter: 3Q 2002 0.11% Total return for period 1/1/03-6/30/03: 0.08%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.54%                                                   2.13%     2.29%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New York Tax-Exempt Fund

1993  1.48%
1994  1.97%
1995  2.96%
1996  2.51%
1997  2.68%
1998  2.48%
1999  2.25%
2000  3.09%
2001  1.74%
2002  0.48%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.81% Worst Quarter: 3Q 2002 0.10% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.48%                                                   2.01%     2.16%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for California Tax-Exempt Fund

2000  2.59%
2001  1.55%
2002  0.53%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.71% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (7/2/99)
0.53%                                                                    1.72%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Connecticut Tax-Exempt Fund

1993  1.64%
1994  2.06%
1995  2.85%
1996  2.45%
1997  2.66%
1998  2.50%
1999  2.15%
2000  2.96%
2001  1.68%
2002  0.41%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.79% Worst Quarter: 3Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.41%                                                   1.94%     2.14%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Florida Tax-Exempt Fund

1997  2.66%
1998  2.62%
1999  2.36%
2000  3.21%
2001  1.87%
2002  0.54%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.84% Worst Quarter: 4Q 2002 0.12% Total return for period 1/1/03-6/30/03: 0.08%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/24/96)
0.54%                                                   2.12%                      2.23%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Massachusetts Tax-Exempt Fund

1993  1.83%
1994  2.17%
1995  2.96%
1996  2.57%
1997  2.87%
1998  2.53%
1999  2.20%
2000  3.08%
2001  1.77%
2002  0.47%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.81% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.47%                                                   2.01%     2.24%

ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Michigan Tax-Exempt Fund

1999  2.49%
2000  3.14%
2001  1.61%
2002  0.38%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.86% Worst Quarter: 1Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (12/14/98)
0.38%                                                                      1.98%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for New Jersey Tax-Exempt Fund

1995  2.87%
1996  2.41%
1997  2.55%
1998  2.42%
1999  2.16%
2000  3.03%
2001  1.79%
2002  0.46%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.80% Worst Quarter: 3Q 2002 0.09% Total return for period 1/1/03-6/30/03: 0.07%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (6/21/94)
0.46%                                                   1.97%                      2.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Ohio Tax-Exempt Fund

1999  2.37%
2000  3.14%
2001  1.64%
2002  0.39%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.85% Worst Quarter: 1Q 2002 0.07% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (4/1/98)
0.39%                                                                    2.00%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Pennsylvania Tax-Exempt Fund

1998  2.53%
1999  2.37%
2000  3.29%
2001  1.77%
2002  0.51%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 2Q 2000 0.87% Worst Quarter: 3Q 2002 0.11% Total return for period 1/1/03-6/30/03: 0.09%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  SINCE INCEPTION (9/12/97)
0.51%                                                   2.09%                      2.21%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Virginia Tax-Exempt Fund

2001  1.43%
2002  0.33%

CALENDAR YEAR ENDED DECEMBER 31
Best Quarter: 1Q 2001 0.50% Worst Quarter: 1Q 2002 0.05% Total return for period 1/1/03-6/30/03: 0.06%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         SINCE INCEPTION (3/3/00)
0.33%                                                                    1.67%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                               None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
(Expenses are deducted from Fund assets)

Comprehensive Management Fee**    0.80%
Distribution (12b-1) Fee          0.20
                                  ----
Total Operating Expenses          1.00%
                                  ====

------------

(*) The Funds will impose a "Small Balance fee" (currently $5 monthly) or, upon written notice, remit to the shareholder the proceeds on those accounts with a monthly average average account balance of less than $1,000 for the past 12 consecutive months and with no activity other than distributions and dividends. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10).
(**) Comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, as well as sharereholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's Distribution Plan and the fees and expenses of the disinterested Trustees,

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
 $102    $318     $552     $1,225

FUND MANAGEMENT
THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI has provided investment advice to investment companies within the Reserve family of funds. As of July 15 2003, RMCI had over $23 billion in assets under management.

    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. The Funds pay RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of each Fund. Please see "Fees & Expenses of the Funds" for further details.

                                                                 ABOUT THE FUNDS

    THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. Resrv is an affiliate of RMCI.

    The Funds have adopted a Rule 12b-1 Plan which allows the Funds to pay fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for each Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except Good Friday, when the Primary and U.S. Government Funds are open. In addition, the Funds will not calculate NAV or accept purchase orders on Columbus Day or Veterans Day when banks are closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.


MINIMUM INITIAL INVESTMENT

     REGULAR ACCOUNTS   -    $1,000 with no minimum subsequent investment
     ALL IRA ACCOUNTS   -    $1,000 with $250 minimum subsequent investment

The above minimums may be changed by The Reserve Funds at its discretion.

HOW TO PURCHASE

                    - BY CHECK. (drawn on a U.S. bank). Please mail or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the face of the check and make the check payable to The Reserve Funds.

                    - BY WIRE. Prior to calling your bank, call The Reserve
                      Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.

                    - THIRD PARTY INVESTMENTS. Investments made through a third party, such as a financial services agent, other than directly with Reserve, may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

                    - AUTOMATIC ASSET BUILDER. You may purchase shares ($25
                      suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

    All initial investments must be accompanied by an Account Application or equivalent information.

  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD-PARTY, FOREIGN AND TRAVELERS
             CHECKS, MONEY ORDERS, CREDIT CARD CONVENIENCE CHECKS,
               AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.

                                                                    YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.
    - Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received.

    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Checks delivered to the Fund's offices after 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund on each day the Funds are open. Each Fund usually sends redemptions the same day when requests are received before 11:00 AM, Eastern Time, for the State-Specific Tax-Exempt and Municipal Money-Market Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 5:00 PM for the Primary and U.S. Government Funds and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or by providing the Funds with a letter of instruction. A shareholder will be charged a $2 administrative fee for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire; however, wire redemptions of less than $10,000 will be charged an administrative fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds.


TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with a signature guarantee. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with a signature guarantee. The Funds reserve the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (with signature guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

YOUR ACCOUNT

SIGNATURE GUARANTEE. The following situations require written instructions along with a signature guarantee.

    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or
    (2) redemptions on accounts whose address has been changed within the past 30 days; or
    (3) redemption requests to be sent to someone other than the account owner or the address of record.

    Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. A signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. When required to submit a signature guarantee, joint account owners need only provide a signature guarantee for one of the account's registered owners.

RESERVATION OF RIGHTS.
The Funds reserve the right to honor requests for redemption by making payment in whole or in part by with marketable securities ("redemption in kind"), without notice, if the amount of such request is large enough to affect Fund operations. Further, each Fund reserves the right to:
    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - liquidate an account without notice and remit the proceeds to the shareholder if an account falls below a minimum amount as determined by the Fund,
    - delay sending out redemption proceeds for up to seven days during emergencies as declared by the SEC, NYSE or Federal Reserve; and
    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, copies of Fund redemption checks, shareholder checks, copies of statements and special research services.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                                                                ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a Fund by using your Reserve check writing privileges and VISA Debit Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking-SM-. Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; or if it contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, if the check is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Debit Card at ATM's to receive cash; shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees to obtain a VISA Debit Card or to use Reserve eChecking.

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies. The Funds reserve their rights to change or discontinue the exchange privilege.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for an Individual Retirement Account ("IRA"). Information regarding administration fees and other details is available from the Funds by calling 800-637-1700.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.

The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a Fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.

On each day the Funds are open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.


As to the state-specific tax-exempt funds and the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes. As to the state-specific municipal money-market funds, dividends derived from the interest earned on municipal obligations and designated by a Fund as "exempt interest dividends" are not subject to federal income taxes, other than the AMT. Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for the purposes of the federal individual and corporate AMT. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.


To the extent a Fund invests in municipal obligations issued by its respective state or political subdivision thereof, exempt-interest dividends derived from the interest thereon generally is not subject to state and, with respect to the New York Tax-Exempt Fund, local personal income taxes. Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if 90% of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. The Florida Tax-Exempt Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. If more than 10% of the Florida Tax-Exempt Fund's portfolio consists of assets which are not exempt on the annual assessment date, only the portion of the investment which relates to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities. Shareholders of the Pennsylvania Tax-Exempt Fund that are subject to the Pennsylvania personal property tax will not be taxed on distributions derived from interest on exempt obligations, such as Pennsylvania or U.S. governent obligations. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.

                                                               DIVIDENDS & TAXES

BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the class offered by this Prospectus for the periods as indicated. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants, whose report, along with each Fund's financial statements, is included in the Funds' 2003 Annual Report, which is available upon request by calling 800-637-1700.

                                                                            CLASS R
                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
PRIMARY FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0065         0.0187         0.0511         0.0492         0.0438
Less dividends from net investment
  income................................       (0.0065)       (0.0187)       (0.0511)       (0.0492)       (0.0438)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.65%          1.90%          5.29%          4.92%          4.38%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $ 6,231.8      $ 6,462.0      $ 6,241.8      $ 4,355.9      $ 3,330.1
Ratio of expenses to average net
  assets................................          1.00%          1.01%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.64%          1.86%          5.11%          4.74%          4.26%

                                                                            CLASS R
                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

U.S. GOVERNMENT FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0050         0.0149         0.0493         0.0471         0.0426
Less dividends from net investment
  income................................       (0.0050)       (0.0149)       (0.0493)       (0.0471)       (0.0426)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.50%          1.50%          5.12%          4.71%          4.26%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   846.7      $   902.3      $   887.1      $   667.7      $   716.2
Ratio of expenses to average net
  assets................................          1.00%          1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.50%          1.44%          4.93%          4.12%          4.16%

                                                            FINANCIAL HIGHLIGHTS


                                                                            CLASS R
                                                                    FOR YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----
INTERSTATE TAX-EXEMPT FUND
----------------------------------------
Net asset value beginning of year.......     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income from investment
  operations............................        0.0034         0.0108         0.0289         0.0267         0.0242
Less dividends from net investment
  income................................       (0.0034)       (0.0108)       (0.0289)       (0.0267)       (0.0242)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value end of year.............     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.34%          1.09%          2.95%          2.67%          2.42%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   280.4      $   295.7      $   296.2      $   271.9      $   292.6
Ratio of expenses to average net
  assets................................          1.00%(d)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.32%(d)       1.08%          2.89%          2.60%          2.38%

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

NEW YORK TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0034         0.0095         0.0281         0.0258         0.0222
Dividends from net investment income....       (0.0034)       (0.0095)       (0.0281)       (0.0258)       (0.0222)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.34%          0.95%          2.87%          2.58%          2.22%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $   228.4      $   234.4      $   281.6      $   228.4      $   186.0
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.33%(c)       0.94%          2.81%          2.55%          2.19%

FINANCIAL HIGHLIGHTS

                                                                                            PERIOD
                                                    FISCAL YEARS ENDED MAY 31,              ENDED
                                             ----------------------------------------      MAY 31,
                                                2003           2002           2001         2000(A)
                                                ----           ----           ----         -------

CALIFORNIA TAX-EXEMPT FUND(g)
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------
Net investment income...................        0.0033         0.0098         0.0236         0.0208
Dividends from net investment income....       (0.0033)       (0.0098)       (0.0236)       (0.0208)
                                             ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========
Total Return............................          0.33%          0.98%          2.42%          2.27%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $   109.0      $   109.3      $   136.2      $    91.4
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.00%          1.00%(b)(c)
Ratio of net investment income to
  average net assets....................          0.31%(c)       1.00%          2.36%          2.27%(b)(c)

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

CONNECTICUT TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0025         0.0092         0.0273         0.0248         0.0221
Dividends from net investment income....       (0.0025)       (0.0092)       (0.0273)       (0.0248)       (0.0221)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.25%          0.92%          2.75%          2.48%          2.21%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    36.4      $    41.2      $    40.2      $    51.1      $    55.4
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.23%(c)       0.92%          2.73%          2.42%          2.17%

                                                            FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

FLORIDA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0036         0.0105         0.0294         0.0272         0.0237
Dividends from net investment income....       (0.0036)       (0.0105)       (0.0294)       (0.0272)       (0.0237)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.36%          1.05%          2.98%          2.72%          2.37%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    45.9      $    32.1      $    28.9      $    28.9      $    22.6
Ratio of expenses to average net
  assets................................          1.00%(c)       1.00%          1.01%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.34%(c)       0.99%          2.94%          2.68%          2.30%


                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

MASSACHUSETTS TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0030         0.0099         0.0279         0.0256         0.0220
Dividends from net investment income....       (0.0030)       (0.0099)       (0.0279)       (0.0256)       (0.0220)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.30%          0.99%          2.85%          2.56%          2.20%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    20.8      $    21.0      $    18.8      $    16.1      $    19.9
Ratio of expenses to average net
  assets................................          1.00%(c)       1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.28%(c)       0.99%          2.79%          2.55%          2.17%

FINANCIAL HIGHLIGHTS

                                                                                                           PERIOD
                                                           FISCAL YEARS ENDED MAY 31,                      ENDED
                                             -------------------------------------------------------      MAY 31,
                                                2003           2002           2001           2000         1999(D)
                                                ----           ----           ----           ----         -------

MICHIGAN TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0029         0.0080         0.0276         0.0263         0.0118
Dividends from net investment income....       (0.0029)       (0.0080)       (0.0276)       (0.0263)       (0.0118)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.29%          0.81%          2.83%          2.63%          2.55%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $     7.9      $     8.5      $     4.8      $     2.2      $     1.2
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.00%          1.00%(b)(c)
Ratio of net investment income to
  average net assets....................          0.27%(c)       0.63%(c)       2.76%          2.60%          2.02%(b)(c)

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

NEW JERSEY TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0029         0.0101         0.0277         0.0249         0.0223
Dividends from net investment income....       (0.0029)       (0.0101)       (0.0277)       (0.0249)       (0.0223)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.29%          1.01%          2.83%          2.49%          2.23%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    56.0      $    57.5      $    52.9      $    44.4      $    41.3
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.01%          1.05%          1.00%
Ratio of net investment income to
  average net assets....................          0.25%(c)       0.94%          2.77%          2.46%          2.17%

                                                            FINANCIAL HIGHLIGHTS

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

OHIO TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0030         0.0082         0.0281         0.0256         0.0236
Dividends from net investment income....       (0.0030)       (0.0082)       (0.0281)       (0.0256)       (0.0236)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.30%          0.83%          2.88%          2.56%          2.36%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    10.4      $     5.7      $     8.1      $     8.9      $     1.2
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.00%          1.00%(c)
Ratio of net investment income to
  average net assets....................          0.28%(c)       0.81%(c)       2.81%          2.95%          2.16%(c)

                                                                   FISCAL YEARS ENDED MAY 31,
                                             ----------------------------------------------------------------------
                                                2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----

PENNSYLVANIA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of year....     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------      ---------
Net investment income...................        0.0036         0.0097         0.0287         0.0276         0.0234
Dividends from net investment income....       (0.0036)       (0.0097)       (0.0287)       (0.0276)       (0.0234)
                                             ---------      ---------      ---------      ---------      ---------
Net asset value at end of year..........     $  1.0000      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========      =========
Total Return............................          0.36%          0.97%          2.97%          2.76%          2.34%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of year (millions).......     $    40.6      $    51.5      $    34.1      $    21.1      $    16.9
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%          1.00%          1.00%          1.00%
Ratio of net investment income to
  average net assets....................          0.34%(c)       0.89%          2.87%          2.73%          2.28%

FINANCIAL HIGHLIGHTS

                                                                                            PERIOD
                                                    FISCAL YEARS ENDED MAY 31,              ENDED
                                             ----------------------------------------      MAY 31,
                                                2003           2002           2001         2000(E)
                                                ----           ----           ----         -------

VIRGINIA TAX-EXEMPT FUND
----------------------------------------
Net asset value at beginning of
  period................................     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             ---------      ---------      ---------      ---------
Net investment income...................        0.0025         0.0069         0.0253         0.0075
Dividends from net investment income....       (0.0025)       (0.0069)       (0.0253)       (0.0075)
                                             ---------      ---------      ---------      ---------
Net asset value at end of period........     $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                             =========      =========      =========      =========
Total Return............................          0.25%          0.69%          2.77%          3.08%(b)
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....     $    11.3      $    13.0      $     6.7      $     2.1
Ratio of expenses to average net
  assets................................          1.00%(c)       1.01%(c)       1.00%          1.01%(b)(c)
Ratio of net investment income to
  average net assets....................          0.19%(c)       0.58%(c)       2.53%          3.19%(b)(c)

                                              YEAR ENDED       PERIOD ENDED
                                             MAY 31, 2003     MAY 31, 2002(F)
                                             ------------     ---------------

LOUISIANA MUNICIPAL MONEY-MARKET FUND
----------------------------------------
Net asset value at beginning of
  period................................       $  1.0000          $  1.0000
                                               ---------          ---------
Net investment income...................          0.0032             0.0014
Dividends from net investment income....         (0.0032)           (0.0014)
                                               ---------          ---------
Net asset value at end of period........       $  1.0000          $  1.0000
                                               =========          =========
Total Return............................            0.32%              0.14%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....       $     0.1          $     0.1
Ratio of expenses to average net
  assets................................            1.00%(c)           1.04%(b)(c)
Ratio of net investment income (loss) to
  average net assets....................           (0.11)%(c)          0.36%(b)(c)

                                                            FINANCIAL HIGHLIGHTS

                                              YEAR ENDED        PERIOD ENDED
                                             MAY 31, 2003      MAY 31, 2002(F)
                                             ------------      ---------------

MINNESOTA MUNICIPAL MONEY-MARKET FUND
----------------------------------------
Net asset value at beginning of
  period................................       $  1.0000           $  1.0000
                                               ---------           ---------
Net investment income...................          0.0044              0.0017
Dividends from net investment income....         (0.0044)            (0.0017)
                                               ---------           ---------
Net asset value at end of period........       $  1.0000           $  1.0000
                                               =========           =========
Total Return............................            0.44%               0.17%
RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets end of period (millions).....       $     0.2           $     0.1
Ratio of expenses to average net
  assets................................            1.00%(c)            1.04%(b)(c)
Ratio of net investment income to
  average net assets....................            0.12%(c)            0.36%(b)(c)

FINANCIAL HIGHLIGHTS

(a)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense and net investment income ratios amounted to:


                                                                                            NET
                                                                    FISCAL    EXPENSE    INVESTMENT
                                                                     YEAR      RATIO       INCOME
                                                                   --------   --------   ----------
     New York....................................................    2003       0.99%       0.34%
     California..................................................    2003       0.99%       0.32%
                                                                     2000       0.96%(b)    2.31%(b)
     Connecticut.................................................    2003       0.98%       0.25%
     Florida.....................................................    2003       0.99%       0.35%
     Massachusetts...............................................    2003       0.98%       0.30%
     Michigan....................................................    2003       0.98%       0.29%
                                                                     2002       1.00%       0.64%
                                                                     1999       0.49%(b)    2.53%(b)
     New Jersey..................................................    2003       0.97%       0.28%
     Ohio........................................................    2003       0.99%       0.29%
                                                                     2002       1.01%       0.81%
                                                                     1999       0.83%       2.32%
     Pennsylvania................................................    2003       1.00%       0.34%
     Virginia....................................................    2003       0.95%       0.24%
                                                                     2002       0.99%       0.60%
                                                                     2000       0.97%(b)    3.23%(b)
     Louisiana...................................................    2003       0.57%       0.32%
                                                                     2002       0.00%(b)    1.15%(b)
     Minnesota...................................................    2003       0.69%       0.43%
                                                                     2002       0.00%(b)    1.40%(b)


(d)  From December 14, 1998 (Commencement of Operations) to May 31,1999.
(e)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.
(f)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.
(g)  Formerly California II Tax-Exempt Fund.

                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                ---------------

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the Edgar database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com


Distributor--Resrv Partners, Inc.
SAI_COMBO/8/2003


SEC File Numbers
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696
Reserve New York Tax-Exempt Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533

      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND - CLASS R
      U.S. GOVERNMENT FUND - CLASS R

      INTERSTATE TAX-EXEMPT FUND - CLASS R

      CALIFORNIA TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      NEW YORK TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND
      LOUISIANA MUNICIPAL MONEY-MARKETFUND
      MINNESOTA MUNICIPAL MONEY-MARKET FUND

      PROSPECTUS
      AUGUST 11, 2003

                      RESERVE MUNICIPAL MONEY-MARKET TRUST

                     1250 BROADWAY, NEW YORK, NY 10001-3701
                           212-401-5500 - 800-637-1700

                           ---------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                 NATIONWIDE 800-637-1700 - www.reservefunds.com

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") describes the RESERVE LOUISIANA MUNICIPAL MONEY-MARKET FUND AND MINNESOTA MUNICIPAL MONEY-MARKET FUND (each a "Fund", together the "Funds") of Reserve Municipal Money-Market Trust (the "Trust"). The Trust was organized as a Massachusetts business trust on October 1, 2001, and is an open-end management investment company commonly known as a mutual fund. The Trust is registered with the Securities & Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). At the date of this SAI, there were two (2) separate series of the Trust authorized and outstanding: Reserve Louisiana Municipal Money-Market and Reserve Minnesota Municipal Money-Market Funds. Each Fund offers only one class of shares at the present time. Additional series (funds) and classes of shares may be added by the Board of Trustees ("Trustees"). This SAI is not a Prospectus, but provides detailed information to supplement the Prospectuses dated August 11, 2003, and should be read in conjunction with it. Copies of the Prospectus may be obtained without charge by writing or calling the Trust at the above address or telephone number. The SEC maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference in the SAI and other information regarding the Funds. This SAI is dated August 11, 2003.

          TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
          Description of Funds                                                   2
          Investment Strategies and Risks                                        2
          Management of the Trust                                                9
          Investment Management, Distribution and Custodian Agreements          14
          Information About the Trust                                           16
          How to Buy and Sell Shares                                            17
          Dividends, Distributions and Taxes                                    22
          Yield Information                                                     25
          General Information                                                   25
          Ratings                                                               26
          Financial Statements                                                  26

       SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S.
         GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE
          ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                            DESCRIPTION OF THE FUNDS

     The investment objective of the Funds is to seek as high a level of short-term interest income exempt from regular federal income taxes and state and local personal income and/or property taxes, if any, for resident holders of the Fund for which the Fund is named as is consistent with preservation of capital and liquidity. Each Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the state for which it is named and the state's counties, municipalities, authorities or other political subdivisions. However, achievement of these objectives cannot be assured. The investment objectives of the Funds may not be changed without the vote of a majority of the outstanding shares of the Funds as defined in the 1940 Act. The Funds seek to maintain a stable $1.00 share price.

     Investment in the Funds is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Funds. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life.)

     Management investment companies (also known as "mutual funds") can be divided into "diversified" and "non-diversified". The Funds are non-diversified mutual funds. Under Section 5(b) of the 1940 Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to
Section 5(b)(2).

     In addition, each of its separate investment portfolios (Funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities. A "single state" tax-exempt fund is also subject to this 5% limitation, but only as to 75% of its total assets. With respect to the remaining 25% of the Fund's assets, more than 5% may be invested in securities of a single issuer as long as the securities are "first-tier" securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).

Reserve Management Co., Inc. ("RMCI" or "Adviser") serves as the investment adviser to the Trust. Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI, is the distributor of shares of the Funds pursuant to a Distribution Agreement between RESRV and the Trust. RMCI and RESRV are located at 1250 Broadway, New York, NY 10001-3701.

The following information supplements and should be read in conjunction with the Prospectus.

                         INVESTMENT STRATEGIES AND RISKS

Each Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in municipal obligations which are exempt from federal income taxes and the personal income taxes of the named state. Neither of the Funds intends to borrow for investment purposes. The 80% investment policies will not be applicable during periods when the Funds pursue a temporary defensive strategy, as discussed below. The Funds' 80% investment policies are fundamental and may not be changed without a Majority Vote (as defined below).

FUND POLICIES. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). A Fund cannot:

(1) invest in any security other than those discussed herein or in the Prospectus;

(2) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities), and not in an amount to exceed 5% of the value of its total assets;

(3)  issue senior securities except in compliance with the 1940 Act;

(4) act as an underwriter with respect to the securities of others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(5) invest more than 25% of its total assets in any particular industry except to the extent that its investments are concentrated exclusively in municipal obligations, U.S. Governments or instruments secured by such obligations; with respect to not concentrating a Fund's investment in any particular industry, a Fund may not invest 25% or more of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(6) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(7) lend more than 33 1/3% of the value of its total assets, except to the extent its investments are considered loans;

(8) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund's option; and

(9)  make investments on a margin basis.

     Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Funds.

Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. In that case, each Fund would be a "feeder fund," meaning that it invests in a corresponding "master fund" rather than investing directly in securities. The master fund in turn invests in securities using the strategies described in this Prospectus.

FUND STRATEGIES. The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, each Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

TYPES OF SECURITIES. Money-market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money-market fund having demand or put features, which have the effect of shortening the security's maturity. Municipal money-market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money-market funds.

     Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

     Each Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

     Each Fund may purchase participation interests in municipal obligations from financial institutions. A participation interest gives a Fund an undivided interest in the municipal obligation in the proportion that the Funds' participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks. These securities may be subject to greater risks than other money market securities because of their structure.

     The Funds may invest without limitation in tax-exempt municipal securities that are subject to the federal alternative minimum tax (the "AMT"). Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to the AMT. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of each Fund to the AMT.

MUNICIPAL SECURITIES. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities. Municipal obligations bear fixed, variable or floating rates of interest.

     The Funds will purchase municipal securities rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by their Trustees.

     Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on a Fund's ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such municipal obligations. During the period between the purchase and settlement dates, no payment is made by a Fund to the issuer and no interest accrues to a Fund on such securities.

To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, a Fund will earn no income, however, it is each Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

     Specific types of municipal obligations and the risks of each are described more fully below.

     There are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

     The risks associated with electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

     A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs. Many other factors may affect health care-related obligations, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

     Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of housing projects, including but not limited to: acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

     Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities. Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends as well as the price and availability of fuel. The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

     Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

     In view of a Fund's investment in industrial development revenue bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

RISKS OF INVESTING IN THE FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held.

     Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

     The value of municipal securities may be affected by uncertainties in the municipal market-related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time. Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund's distributions. This could have a significant impact on the prices of some or all of the municipal securities held by a Fund, making it more difficult for a money-market fund to maintain a stable net asset value ("NAV") per share.

     Debt and money-market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money-market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause that Fund's share price to decrease.

     Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

     Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of each Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

     Further, there are additional risks particular to each state for which a respective state-specific municipal money fund is named. State-specific municipal money funds invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or it's counties, municipalities, authorities or other subdivisions. These Funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For a better understanding of these risks, please read below:

RISK FACTORS OF CONCENTRATING IN MINNESOTA. The credit quality of the Minnesota Municipal Money-Market Fund will depend on the continued financial strength of the state of Minnesota and its political subdivisions. Minnesota's budget forecast in November 2002 projected a deficit of $356 million for fiscal year 2003. Executive action taken in early February to eliminate this deficit resulted in reductions of $282 million. In this forecast, expected 2003 revenues fall by $30 million. The revenue loss is partially offset by a $19 million reduction in expenditures, resulting in a projected deficit of $11 million for the current fiscal year. The $19 million reduction in expenditures largely reflects slight reductions in forecast spending for K-12 education, health and human services and property tax aids and credits. More than 64,000 jobs have been lost over the past two years in Minnesota, with roughly 40,000 in the manufacturing industry, which has suffered an 8.9% drop in employment since February 2001. Sectors which performed under the U.S. average include the financial services industry, which declined in Minnesota and increased nationally. Employment in the transportation, communications and utilities sectors fell significantly more in Minnesota than nationally. Government employment in Minnesota increased, but did not grow as rapidly as it did in the rest of the country. Currently, the state's general obligation bonds are rated AAA by both Moody's and S&P.

RISK FACTORS OF CONCENTRATING IN LOUISIANA. The credit quality of the Louisiana Municipal Money-Market Fund will depend on the continued financial strength of the state of Louisiana and its political subdivisions. The state of Louisiana is legally required to prepare a balanced budget, and all state agencies are required to adhere to the budget during the fiscal year. Historically the state's economy has been dependent on the oil and gas industry, but Louisiana has done a good job of diversifying its economic base over the years. Louisiana is currently experiencing economic difficulties similar to those of the rest of the country. These travails are manifested in the state general fund balances. In September 2002, Governor Foster issued an executive order implementing an expenditure freeze for the remainder of the 2002-2003 fiscal year in anticipation of a reduction in revenue and additional spending needs. Revenue reduction was estimated at $86 million and spending increases were anticipated for the state's penal system, costs pertaining to the West Nile virus and natural disasters, among other things, Revenue was lowered by an additional $21 million in January 2003. Louisiana employment levels also declined during 2002. The largest decline occurred in oil and gas, construction, services and local employment. The state will need to continue to show conservative management and a commitment to retaining its skilled labor force if it is to maintain the stability it has shown over the past few years. Currently, Louisiana's general obligation bonds are rated A2 and A by Moody's and S&P, respectively.

NON-DIVERSIFICATION. Another risk factor associated with investment in the Funds is "non-diversification". As a non-diversified investment company, the Funds are permitted to have all their assets invested in a limited number of issuers. Further, each Fund's investment in securities issued by that particular state and its political subdivisions provides a greater level of risk than a fund which is invested across numerous states and municipal entities because a Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; as well as the underlying condition of the state and its municipalities. However, each Fund intends to qualify as a "regulated investment company" for purposes of "Subchapter M" of the Internal Revenue Code. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer. Further, each Fund, consistent with Rule 2a-7 under the 1940 Act, will invest as a diversified fund.

     However, the Funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO"s), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the Fund by the Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

BORROWING. Each Fund has the authority to borrow money (including entering into reverse repos, involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

TEMPORARY OR DEFENSIVE POSITION. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

     In response to market, economic, political or other conditions, RMCI may temporarily use a different investment strategies for temporary or defensive purposes. If RMCI does so, different factors could affect a Fund's performance, and a Fund may distribute income subject to federal or local or state personal income tax. Although it is not the current intention, from time to time a Fund may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such obligations, including repurchase agreements. Unless a Fund has adopted a temporary or defensive position, no more than 20% of the net assets of a Fund will be invested in taxable investments at any time.

TRANSACTION CHARGES AND ALLOCATION. As investment securities transactions made by a Fund are normally principal transactions at net prices, the Funds do not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. Subject to the overall supervision of the officers of the Funds and the Trustees, RMCI places all orders for the purchase and sale of the Funds' investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Funds as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Funds. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Funds and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                             MANAGEMENT OF THE TRUST

     The Board of Trustees is responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Trust and those companies that furnish services to the Trust. The Trustees and the Executive Officers of the Trust oversee 28 portfolios in the Reserve fund complex. The Reserve fund complex consists of five trusts: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust and Reserve Private Equity Series. The meetings of the Trustees of the five trusts are held jointly. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds, with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial services company/broker dealer) since 1993, and Patrick Foye, a Director of the Philadelphia Trust Company since 2002.

     Each Trustee who is considered an "interested person" of the Trust (as defined in Section 2(a) (19) of the 1940 Act) is indicated by an asterisk next to his name. Unless otherwise noted, the address of each Trustee and Officer of the Trust is The Reserve Funds, 1250 Broadway, New York, NY 10001-3701.

The Trustees and Executive Officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEES

                                  CURRENT POSITIONS       TERM OF OFFICE**         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE TRUST   AND LENGTH OF SERVICE           THE LAST FIVE YEARS
-----------------------------   ---------------------  ---------------------  ---------------------------------------
BRUCE R. BENT*                  Chairman, Chief        Since 2000             President of Reserve Management
Age: 66                         Executive Officer                             Company, Inc. ("RMCI"), Director and
                                and Trustee of The                            Chairman/Chief Executive Officer of
                                Reserve Fund ("RF"),                          Reserve Management Corporation ("RMC");
                                Reserve Tax-Exempt                            Chairman and Director of Resrv
                                Trust ("RTET"),                               Partners, Inc. ("RESRV") (2000 -
                                Reserve New York                              present) and Chairman and Director pf
                                Tax-Exempt Trust                              the Reserve International Liquidity
                                ("RNYTET"), Reserve                           Fund (USD) Ltd. (1990 - present)
                                Municipal
                                Money-Market Trust                            Co-founder of The Reserve Funds (1970);

                                ("RMMMT") and                                 various executive officer positions
                                Reserve Private                               (1970 - 2000).
                                Equity Series
                                ("RPES").

BRUCE R. BENT II*               President and          Since 2000 and         Senior Vice President, Secretary and
Age: 37                         Assistant Treasurer    2002, respectively     Assistant Treasurer of RMCI; Senior
                                of RF, RTET, RNYTET,                          Vice President, Secretary and Assistant
                                RMMMT and RPES                                Treasurer of RMC; and, Secretary and
                                                                              Director of RESRV (2000 - present).
                                Trustee of RMMMT.                             Trustee of RF, RTET, RNYTET, and RPES
                                                                              (1999 - 2001). Vice President RMC, RMCI
                                                                              and RESRV (1992 - 2000).

ARTHUR T. BENT III*             Chief Operating        Since 2000 and         Chief Operating Officer/Treasurer,
Age: 35                         Officer/Treasurer,     2002, respectively     Senior Vice President and Assistant
                                Senior Vice                                   Secretary of RMCI; President,
                                President and                                 Treasurer and Assistant Secretary
                                Assistant Secretary                           of RMC; and, Treasurer and Director
                                of RF, RTET,                                  of RESRV (2000 - present).  Vice
                                RNYTET, RMMMT and                             President RMC, RMCI and RESRV (1997 -
                                RPES.                                         2000).

                                Trustee of RMMMT.

NON-INTERESTED TRUSTEES

                                   CURRENT POSITIONS      TERM OF OFFICE**         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                HELD WITH THE FUNDS  AND LENGTH OF SERVICE           THE LAST FIVE YEARS
-----------------------------   ---------------------  ---------------------  ---------------------------------------
EDWIN EHLERT, JR.               Trustee of RF,         Since 1970             Retired.  President, Premier Resources,
Age: 72                         RTET, RNYTET,                                 Inc. (meeting management firm) (1987 -
125 Elm Street                  RMMMT and RPES.                               2001).
Westfield, NJ 07091

PATRICK J. FOYE                 Trustee of RF,         Since 2000             Deputy Chairman of Long Island Power
Age: 46                         RTET, RNYTET,                                 Authority (1995 - present).  Executive
c/o AIMCO                       RMMMT and RPES.                               Vice President of Apartment Investment
2000 S. Colorado Blvd.                                                        and Management Company ('AIMCO') (a
Tower Two                                                                     real estate investment) (1998 -
Suite 2-1000                                                                  present); Partner, Skadden, Arps Slate
Denver, CO 80222                                                              Meagher & Flom (Law firm) (1989 - 1998).

DONALD J. HARRINGTON, C.M.      Trustee of RF,         Since 1987             President of St. John's University, NY
Age: 57                         RTET, RNYTET,                                 (1989 - present).
c/o St. John's University       RMMMT and RPES.
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS            Trustee of RF,         Since 1999             Retired.  Former Chief Operating
Age: 56                         RTET, RNYTET,                                 Officer of The Bear Stearns Companies,
286 Gregory Road                RMMMT and RPES.                               Inc. (1979 - 1999).
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND              Trustee of RF,         Currently, since       Retired.  Former President and COO of
Age: 62                         RTET, RNYTET,          1999.  (Previously,    Long Island Bankcorp (1980 - 1996).
110 Grist Mill Lane             RMMMT and RPES.        1987 - 1990)
Plandome Manor, NY 11030-1110

* MESSRS. BENT ARE EACH CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO THEIR EMPLOYMENT WITH RMC, RMCI AND RESRV. MR. BENT IS THE FATHER OF MR. BENT II AND MR. BENT III.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                                   CURRENT POSITIONS      TERM OF OFFICE**         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                HELD WITH THE FUNDS  AND LENGTH OF SERVICE           THE LAST FIVE YEARS
-----------------------------   ---------------------  ---------------------  ---------------------------------------
Richard Goodman                 Controller of RF,      Since 2003             Controller of RMC, RMCI and RESRV. Vice
Age: 42                         RTET, RNYTET,                                 President, Zurich Capital Markets, Inc.
                                RMMMT and RPES                                (Investment adviser) (2002-2003);
                                                                              Director, Sanford C. Bernstein & Co.,
                                                                              Inc. Investment adviser) (1989-2001).

** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

     Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE

                       FOR FISCAL YEAR ENDED MAY 31, 2003

                                                 AGGREGATE              TOTAL COMPENSATION
                                                COMPENSATION        FROM TRUST AND TRUST COMPLEX
NAME OF TRUSTEE, POSITION                        FROM TRUST*   (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE
----------------------------------------------  -------------  -------------------------------------
Bruce R. Bent, Chairman/CEO and Trustee           $      0                  $       0
Bruce R. Bent II, President and Trustee                  0                          0
Arthur T. Bent III, COO and Trustee                      0                          0
Edwin Ehlert, Jr., Trustee                           8,000                     40,000
Patrick J. Foye, Trustee                             8,000                     40,000
Rev. Donald J. Harrington, Trustee                   8,000                     40,000
William J. Montgoris, Trustee                        8,000                     40,000
William E. Viklund, Trustee                          7,300                     40,000

     *None of the executive officers of the Trust had allocated cash remuneration in excess of $60,000 during the last fiscal year ended May 31, 2003 for services rendered to the Funds.

     The members of the Board of Trustees who are not "Interested Trustees" are paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex

                 EQUITY SECURITIES OWNED AS OF DECEMBER 31, 2002

                                                    DOLLAR RANGE            AGGREGATE DOLLAR RANGE OF EQUITY
                                                OF EQUITY SECURITIES     SECURITIES IN ALL REGISTERED INVESTMENT
                                                    IN THE FUNDS*         COMPANIES OVERSEEN BY TRUSTEE IN THE
NAME OF TRUSTEE, POSITION                             (1), (2)               FAMILY OF INVESTMENT COMPANIES
----------------------------------------------  --------------------  -------------------------------------------
Bruce R. Bent, Chairman/CEO and Trustee                0                           Over $100,000
Bruce R. Bent II, President and Trustee                0                           Over $100,000
Arthur T. Bent III, COO and Trustee                    0                           Over $100,000
Edwin Ehlert, Jr., Trustee                             0                           $1-$10,000
Patrick J. Foye, Trustee                               0                           $50,000-$100,000
Rev. Donald J. Harrington, Trustee                     0                           $1-$10,000
William J. Montgoris, Trustee                          0                           $50,000-$100,000
William E. Viklund, Trustee                            0                           $10,000-$50,000

(1)  The Trustees, as a group, own less than 1% of any class of the Trust.

     The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Funds' shareholders.

     The Joint Board has a Review Committee, Nominating Committee and Valuation Committee. The Review Committee, which performs the functions of an audit committee, reviews compliance procedures and practices, oversees the Funds' accounting and financial reporting policies and practices and oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof. The members of the Review Committee, which met once during the last fiscal year, include all of the Board's independent trustees: Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund. The Review Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures.

CODE OF ETHICS. The Adviser and RESRV have adopted Code of Ethics ("Code"), respectively, conforming to the requirements of Rule 17j-1 under the 1940 Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Adviser and Resrv has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access Person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

     As of July 25, 2003, the following persons was known by the Trust to own of record or beneficially 5% or more of the outstanding shares of a Fund (Fractional shares have been omitted):

LOUISIANA MUNICIPAL MONEY-MARKET FUND

                                                          PERCENT
                                                        OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                    SHARES OWNED
  Reserve Mgmt. Corp.                                      78.5%
  1250 Broadway
  New York, NY 10001

  Acct. # 70724612                                         21.4%
  C/0 Reserve Mgmt. Corp.
  1250 Broadway
  New York, NY 10001

MINNESOTA MUNICIPAL MONEY-MARKET FUND

                                                          PERCENT
                                                        OUTSTANDING
NAME AND ADDRESS OF BENEFICIAL OWNER                    SHARES OWNED
  Acct. # 56745888                                          8.5%
  C/O Reserve Mgmt. Corp.
  1250 Broadway
  New York, NY 10001

  Reserve Mgmt. Corp.                                      48.7%
  1250 Broadway
  New York, NY 10001

A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have more of a significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. RMCI, 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Funds and provides them with investment advice. Under the Investment Management Agreement with the Trust, RMCI manages the Funds' investment in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.

     In approving the continuation of the Trust's Investment Management Agreement, the Trustees, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by RMCI or its affiliates in connection with providing services to the Trust, compared the fees charged to those of similar funds or clients for comparable services, and analyzed the expenses incurred by RMCI with respect to the Trust. The Trustees also considered the Funds' performance relative to a selected peer group, the total expenses of the Funds in comparison to other funds of comparable size and other factors. After requesting and reviewing such information as they deemed necessary, the Trustees concluded that the continuation of the Investment Management Agreement was in the best interests of the Trust and its shareholders. No single factor reviewed by the Trustees was identified by the Trustees as the principal factor in determining to renew the agreements with RMCI. The Independent Trustees were advised by legal counsel throughout the process.

     Presently, under the terms of the Investment Management Agreements with the Trust, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments to the Trust's Distribution Plan and fees of the disinterested Trustees, state (blue sky) and SEC registration fees, for which each Fund pays its direct or allocated share. Extraordinary legal and accounting fees and expenses are those unusual and infrequent expenses and must be approved as such by the Trustees to be borne by the Funds. The Funds pay RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets. The comprehensive management fee shall be computed and accrued daily and shall be payable daily by the Trust to the Adviser.

     For the period ended May 31, 2002, RMCI received comprehensive management fees of $113 and $113 from the Louisiana and Minnesota Municipal Money-Market Funds respectively, however, at May 31, 2002, RMCI waived all of its comprehensive management fees for both the Louisiana and Minnesota Municipal Money-Market Funds respectively. For the year ended May 31, 2003, RMCI received comprehensive management fees of $881 and $1039 from the Louisiana and Minnesota Municipal Money-Market Funds respectively, however, RMCI voluntarily waived $468 and $395 of the comprehensive management fees from the Louisiana and Minnesota Municipal Money-Market Funds respectively. From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     The Investment Management Agreements for each of the Funds were duly approved by the sole shareholder and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The

Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.

DISTRIBUTION AGREEMENT. The Funds' distributor is RESRV (the "Distributor"). The Trust has authorized the Distributor, in connection with the sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is the "principal underwriter" for the Funds within the meaning of the 1940 Act, and as such acts as agent in arranging for the continuous offering of Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of its choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares.

     The Distribution Agreement may be renewed annually if specifically approved by the Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Funds.

PLAN OF DISTRIBUTION. The Trust maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Trustees and approved by its shareholders. Under the Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firm(s)") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to a Fund by increasing assets under management, and reducing expense ratios and the cost to the Funds if such services were provided directly by the Funds or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Funds and its shareholders.

     Under the Plan, the Trust's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments to the Board of Trustees for review. During the continuance of the Plan, the selection and nomination of the non-interested Trustees are at the discretion of the non-interested Trustees currently in office.

     During the period ended May 31, 2002, $0 was paid under the Plan by the Louisiana and Minnesota Municipal Money-Market Funds, respectively., which represents aggregate amounts of $28 and $28, respectively, less waivers of $28 and $28, respectively. During the year ended May 31, 2003, $220 and $259 was paid under the Plan by the Louisiana and Minnesota Municipal Money-Market Funds, respectively.

     The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of each Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Trust acts as its own transfer agent and dividend-paying agent.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS. J.P. Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is Custodian of the Trust's assets pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286 and State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 are sub-custodians for the Trust for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. PricewaterhouseCoopers LLP ("PwC"), 1177 Avenue of the Americas, New York, NY 10036 serves as the Trust's independent accountants. The Trust's financial statements for the period ended May 31, 2003, that is incorporated by reference in this SAI have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants as experts in accounting and auditing.

                           INFORMATION ABOUT THE TRUST

     The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Management Agreement or change the fundamental investment policies) or by the Declaration of Trust.

     Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in a Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws, which currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

     Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     To date, the Board has authorized the creation of two (2) series: Reserve Louisiana Municipal Money-Market and Minnesota Municipal Money-Market Funds. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. The Trust has the ability to create, from time to time, new series and/or classes without shareholder approval.

     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Funds to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Funds as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan and changes in the fundamental policies of the Funds. These items require approval by a Majority Vote of the class affected. Of the shares of each group are represented.

                           HOW TO BUY AND SELL SHARES

PURCHASES -- GENERAL. Shares of each Fund are sold without a front or back-end sales load. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. The Funds reserve the right to reject any purchase order.

The minimum initial investment in the Funds is $1,000, unless you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Funds, or if you are an IRA customer. There is no minimum subsequent investment.

HOW TO PURCHASE

               BY CHECK. (drawn on a U.S. bank). Please mail to or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the face of the check and make the check payable to The Reserve Funds.

               BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the Firm from which you received the Prospectus for specific instructions.
               THIRD PARTY INVESTMENTS. Investments made through a third party (rather than directly with The Reserve Funds) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets ("Firms") may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

     All initial investments must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Funds. In addition, the Funds do not accept cash investments, travelers, foreign and third party checks, money orders or credit convenience checks. Purchase and redemption orders are not accepted on days the New York Stock Exchange ("NYSE") is closed, except Good Friday. In addition, purchase and redemption orders are not accepted on Columbus Day and Veterans Day, when banks are closed. The Funds reserve the right to reject any investment in the Funds for any reason and may, at any time, suspend all new investment in the Funds. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Funds reserve the right to change the minimum investment amount at any time.

     Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Funds' bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM Eastern Time of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to The Reserve Funds offices after 11:00 AM Eastern Time, will be considered received the next business day. Investors will be charged a fee for any check that does not clear. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. Checks and other items submitted to the Funds for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars.

     IF SHARES OF THE FUNDS ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUNDS MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of a Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Funds would receive if it sold the instrument.

     The Trust's Board has established, as a particular responsibility within the overall duty of care owed to the Funds' investors, procedures reasonably designed to stabilize the Funds' price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Funds' NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

     The extent of any deviation between a Funds' NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Trust's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Trust is required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV, which is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day on days the Funds are open for business. However, NAV is not calculated and purchase and redemption orders are not accepted on days that the NYSE is closed, except Good Friday. In addition, NAV is not calculated and purchase and redemption orders are not accepted on Columbus Day and Veterans Day, when banks are closed. The NAV of each Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Funds have managed to do so since inception.

     The NAV per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

     In order to maintain a $1.00 share price, the Funds will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Funds proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Funds, to attempt to maintain the Funds' NAV as computed for the purpose of sales and redemptions at $1.00 per share.

SHARE CERTIFICATES. Share certificates are not issued by the Funds.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. If you have an account, you may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account; from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your account. Please call Funds at 800-637-1700 for an application.

REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Funds are authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Funds have elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Funds' practice of holding instruments typically with a minimum value of $1,000,000 and their intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption. The Funds have not utilized this option since inception, regardless of the amount of the redemption.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

  (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

  (2) redemptions on accounts whose address has been changed within the past 30 days; or

  (3) redemption requests to be sent to someone other than the account owner or the address of record.

     You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guaranteed. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of a Funds were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.

     Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.

RESERVE CASH PERFORMANCE ACCOUNT (TM SIGN). The Reserve Cash Performance Account ("CPA")(TM sign) and the Reserve Cash Performance Account Plus ("CPA "Plus"") provide a comprehensive package of additional services to investors. These packages provide a checking arrangement whereby checks are provided to Fund shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transaction activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

     A VISA Check Card (a debit card) is also available with these packages. The VISA Check Card functions exactly as does a conventional VISA credit card except that the cardholder's account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA Check Card to get cash at ATMs. Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases which is credited to their account or for an additional $35 may participate in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance will be rejected. VISA card issuance is subject to credit approval. The Trust, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA Check Cards are intended to provide investors with easy access to their account balances.

     VISA cardholders may be liable for the unauthorized use of their card if the Funds or the bank are not notified of the theft or loss within two (2) business days. If the Funds or the bank are notified of the theft or loss within the specified time period, the cardholder is only liable for that amount set by governing Federal regulations, currently $50. Participants should refer to the VISA Account Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently Bank One at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or the Funds at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).

     For the different attributes associated with CPA and CPA "Plus" packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA "Plus" service fee (currently $60, which may be charged to the account at the rate of $5 monthly). CPA and CPA "Plus" participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These fees may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if they deem a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

     The use of checks and VISA Check Cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

RESERVE eCHECKING(SM). Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill pay service which provides the ability to check balances, pay bills and more with point-and-click-convenience You will be charged a fee which is currently $4.95 per month for unlimited transactions. For more information on Reserve eChecking, please call Customer Service at 800-637-1700.

STOP PAYMENTS. The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 11:00 AM Eastern Time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

AUTOMATIC WITHDRAWAL PLANS. If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Automatic Withdrawal Plans, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

AUTOMATIC TRANSFER PLANS (ACH). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with that Fund. The proceeds will be transferred between your account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market and equity funds. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Funds reserve the right to record all exchange requests.

     The exchange privilege is not available for shares which have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Funds on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Funds will honor requests by any person by telephone at 800-637-1700, that the Funds deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

     Exchanges of shares of one Fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.

     The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of a Funds' other shareholders and, at the Adviser's discretion, may be limited by a Funds' refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 11:00 AM Eastern Time on a regular business day to take effect that day. Exchange requests received after 11:00 AM Eastern Time will be effected at the next calculated NAV.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THAT FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against Funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Trust's policies concerning shareholder services are subject to change from time to time. The Trust reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Trust further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Trust standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Trust reserves the right to increase its minimum initial investment amount at any time.

     If shares purchased are to be paid for by wire and the wire is not received by the Trust or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Trust, the Adviser or the Distributor. The Trust may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Trust, the Adviser or the Distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through Firms which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Trust will have no information about its accounts, which will be available only from their Firm. Some of these firms participate in the Plan. Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Funds of any liability for federal income tax to the extent its taxable earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax and distributions to the Funds Shareholders would be subject to Federal, state and local income taxation.

     Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and the Funds are open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund's shares, and are not eligible for the corporate dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of a Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that they distribute to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar-year distribution requirement are subject to a nondeductible 4% federal excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the one-year period ending on October 31 of the calendar year, and (3) any ordinary taxable income and capital gains for previous years that was not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by such Fund during January of the following calendar year. Any such taxable distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Funds intend to make their distributions in accordance with the calendar-year distribution requirement.

     The Funds intend to qualify under the Code to pay "exempt-interest dividends" to its shareholders. A Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from regular federal income taxes. To the extent that dividends distributed by a Fund to its shareholders are derived from interest income exempt from regular federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Funds may invest generally is treated as a tax preference item for purposes of the federal alternative minimum tax for corporate and individual shareholders (the "AMT"). The Funds will inform shareholders annually as to the portion of the distributions from each Fund which constituted "exempt-interest dividends."

     Distributions to you out of tax-exempt interest income earned by the Funds are not subject to federal income tax (other than the AMT). Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the AMT. The Funds may invest without limitation in tax-exempt municipal securities subject to the AMT. Under current federal income tax law, (i) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, although for regular federal income tax purposes such interest will remain fully tax-exempt, and (ii) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

     Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of, and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Upon the sale or other disposition of shares of the Funds, in the event that the Funds fail to maintain a constant NAV per share, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which if the shares were held as capital assets and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Funds with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

     Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Funds) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

     The exemption from regular federal income taxes of dividends derived from interest on municipal obligations does not necessarily result in exemption under the tax laws of any state or local taxing authority.

     Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Funds. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user. Further, shareholders are advised to consult their tax advisers regarding the applicability of state and local taxes to an investment or income therefrom in a Fund which may differ from the federal income tax consequences described above.

     The Funds are currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder's social security number.

     The tax consequences to a foreign shareholder of an investment in a Fund will generally be different from those described herein.

                                YIELD INFORMATION

     For the seven-day period ended May 31, 2003 the yields and effective yields for the Louisiana and Minnesota Municipal Money-Market Funds were as follows:.

NAME OF FUND                        YIELD           EFFECTIVE YIELD
Louisiana Tax-Exempt Fund           0.31%                     0.31%

Minnesota Tax-Exempt Fund           0.37%                     0.37%

     These yields were significantly inflated by the Adviser's waiver of all fees, which occurred during that period.

     Yield will be computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results. The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Funds' average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Funds is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Funds' price per share is determined.

     Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

     Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data various industry publications. From time to time, the Trust may refer to the growth of assets managed or administered by RMCI in its advertising and sales literature over certain time periods.

                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Trust harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND STATEMENTS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, Semi-Annual Report, will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet through On-line Access at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this SAI or to The Reserve Funds, 1250 Broadway, New York, and NY 10001-3701 or 800-637-1700.

                                     RATINGS

     The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

     There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

                              FINANCIAL STATEMENTS

     The financial statement (audited) for the Reserve Municipal Money Money-Market Trust for the fiscal year ended May 31, 2003, including notes thereto, are incorporated by reference into this SAI from the Trust's Annual Report to Shareholders dated May 31,2003 filed with the SEC.